UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number   811-08749
                                   --------------

               The Capstone Social Ethics & Religious Values Fund

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              5847 San Felipe, Suite 4100          Houston, TX  77057
--------------------------------------------------------------------------------
     (Address of principal executive offices)         (Zip code)


               InCap Service Company, Willow Grove, PA  19090-1904
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 954-217-7999
                                                   ------------------

Date of fiscal year end:    09/30/2004
                        ---------------

Date of reporting period:   03/31/2004
                         --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present the semi-annual report for the Capstone Social Ethics and Religious Values Fund for the six-month period that ended on March 31, 2004.

EQUITY MARKET OVERVIEW

The equity market continued its advance for the six month period that ended on March 31, 2004. While equity returns for the period were positive, volatility within the period also increased. This is a constant reminder that geopolitical events such as the ongoing turmoil in Iraq along with various terrorist activities can directly impact the equity markets. The improving economy has provided the underlying basis for the market's strength. Company earnings have been showing consistent improvement over the period with reports for the first quarter of 2004 indicating particularly strong growth overall. Weak job creation which has plagued this economic recovery has finally shown some strength with the release of the March payroll employment report. While this is welcome news, it has been mitigated somewhat with higher energy prices and the inevitable threat of rising interest rates which usually follows a period when the Federal Reserve has been very accommodative. For the six month period, the broad-based capitalization weighted Standard & Poor's 1500 Supercomposite Index was up 14.76%.

PERFORMANCE

The SERV Large Cap Equity Fund returned 12.68% for Class A and 12.86% for Class C for the six-month period. The return for the S&P 500 for the same period was 14.08%. The lower performance relative to the S&P 500 is primarily due to the socially responsible investment policies of the Fund which avoids investing in companies whose primary business is associated with alcohol, caffeinated beverages, tobacco products, meat packing, gambling and pornography ("Restricted Industries"). For the six-month period, the following Restricted Industries in the Index substantially outperformed the S&P 500: Casinos & Gaming 50.22% and Tobacco 27.12%. Compensating for a specific industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index. The impact of the omission of these Restricted Industries on the Fund reduced its return relative to the S&P 500.

The SERV Small Cap Equity Fund returned 20.42% for Class A and 20.61% for Class C for the six-month period. The return for the S&P Small Cap 600 for the same period was 21.94%. The lower performance relative to the S&P Small Cap 600 is primarily due to the socially responsible investment policies of the Fund which avoids investing in Restricted Industries. For the six-month period, the Casinos & Gaming industry (a Restricted Industry) of the S&P Small Cap 600 substantially outperformed the Index with a return of 49.48%. Compensating for a specific industry or company whose total returndeviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index. The impact of the omission of these Restricted Industries on the Fund reduced its return relative to the S&P Small Cap 600.

The SERV International Fund returned 19.38% for Class A and 19.61% for Class C for the six-month period. The return for the MSCI EAFE Index for the same period was 22.31%. The lower performance relative to the MSCI EAFE Index is primarily due to the socially responsible investment policies of the Fund which avoids investing in Restricted Industries. For the six-month period, tobacco companies (a Restricted Industry) such as British American Tobacco PLC substantially outperformed the Index with a return of 43.91%. Alcohol related companies
(another Restricted Industry) such as Kirin Brewery Co. also handily outperformed the Index with a return of 40.04%. Compensating for a specific industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index. The performance of Restricted Industries such as these reduced the return of the Fund relative to the MSCI EAFE Index.

FIXED INCOME FUNDS

The domestic fixed income markets were characterized by increased volatility, but overall stability, during the six-month period that ended March 31, 2004. U.S. interest rates hardly changed during this period for all maturities, with the bellwether ten-year Treasury note starting and ending at about 3.90% yield to maturity. While still at historically low levels, nominal rates are consistent with an accommodative monetary policy being employed by the Federal Reserve Board. Continued economic growth and the prospect of price inflation returning to the economic landscape may cause the Federal Reserve Board policymakers to raise short-term interest after their long decline over the past few years. If and when the Federal Reserve takes such action, U.S. interest rates will rise and bond prices will decline.

The SERV Bond Fund returned 2.68% for Class A and 2.80% for Class C for the six-month period ending March 31, 2004, net of fund expenses of approximately 0.42% and 0.30%, respectively. The return for the Lehman Brothers Government/Credit index for the same period was 3.05%. The best performing sectors during this time were the total returns of bonds issued by utility and industrial companies, and the worst performing sector of the index was U. S. Treasury securities. Lower credit rated issues outperformed higher credit rated securities in the index as investors pushed the yield spreads of higher yielding securities toward lower yielding securities in an effort to increase current income of portfolios. The SERV Short-term Fund returned 1.01% for Class A and 1.11% for Class C for the six-month period ending March 31, 2004, net of fund expenses of approximately 0.44% and 0.31%, respectively. The return for the Merrill Lynch one to three year Treasury index and the customized index for this fund were 1.15% and 1.44%, respectively.

We welcome your comments or your questions about this report or any of the services that we provide. We sincerely appreciate your trust and confidence in us and look forward to continuing our relationship with you for many years to come.

Sincerely,

/s/ Edward L. Jaroski                     /s/ Dan E. Watson
---------------------                     -----------------
Edward L. Jaroski                         Dan E. Watson
President and Chairman of the Board       Executive Vice President

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                            SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    PRINCIPAL         VALUE
                                                    ----------     ------------
AGENCY OBLIGATIONS (32.24%)

FEDERAL HOME LOAN BANK (23.05%)
2.625%, 02/16/07                                    $  750,000     $    755,744
2.65%, 12/29/06                                      2,000,000        2,002,490
2.875%, 09/15/06                                       500,000          510,469
3.00%, 08/15/05                                      1,000,000        1,020,017
3.95%, 02/14/05                                      1,000,000        1,023,613
4.125%, 05/13/05                                     1,000,000        1,031,030
                                                                   ------------
                                                                      6,343,363
                                                                   ------------

FHLMC - SINGLE FAMILY (9.19%)
2.375%, 4/15/06 +                                    2,500,000        2,530,195
                                                                   ------------

TOTAL AGENCY OBLIGATIONS (Cost $8,828,085)                            8,873,558
                                                                   ------------

CORPORATE BONDS (32.36%)

BANKS (7.82%)
Bank of America Corp., 4.75%, 10/15/06                 750,000          797,174
Bank One Corp., 7.625%, 08/01/05                       750,000          808,960
MBNA Corp., 6.25%, 01/17/07                            500,000          547,640
                                                                   ------------
                                                                      2,153,774
                                                                   ------------

COMPUTER HARDWARE (2.90%)
Hewlett-Packard Co., 7.15%, 06/15/05                   750,000          798,047
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES (6.94%)
General Electric Capital Corp., 6.80%, 11/01/05      1,000,000        1,079,131
Household Finance Corp., 7.20%, 07/15/06               750,000          832,674
                                                                   ------------
                                                                      1,911,805
                                                                   ------------

INSURANCE (5.92%)
AON Corp., 6.70%, 01/15/07                             500,000          553,562
International Lease Finance Corp., 5.65%, 08/15/06   1,000,000        1,074,877
                                                                   ------------
                                                                      1,628,439
                                                                   ------------

MINING  (3.90%)
Alcoa, Inc., 7.25%, 08/01/05                         1,000,000        1,073,415
                                                                   ------------

MULTIMEDIA (1.96%)
Time Warner, Inc., 6.125%, 04/15/06                    500,000          538,709
                                                                   ------------

RETAIL STORES (2.92%)
May Department Stores Co., 6.875%, 11/01/05            750,000          803,969
                                                                   ------------

TOTAL CORPORATE BONDS (Cost $8,824,495)                               8,908,158
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                            SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL            VALUE
                                                                                        -----------        ------------

U.S. TREASURY OBLIGATIONS (31.99%)

U.S. TREASURY NOTES (31.99%)
1.625%, 04/30/05                                                                        $   500,000        $    502,403
2.375%, 08/15/06 +                                                                        2,000,000           2,029,454
2.625%, 11/15/06 +                                                                        3,000,000           3,059,064
6.50%, 08/15/05 +                                                                         3,000,000           3,213,048
                                                                                                           ------------

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,699,385)                                                             8,803,969
                                                                                                           ------------

SHORT TERM INVESTMENTS (38.80%)
Deutsche Bank Tri-Part Agency Repurchase Agreement, 1.06%, 04/01/04 #                    10,049,875          10,049,875
Fifth Third Institutional Government Money Market Fund, 0.79% **                            630,517             630,517
                                                                                                           ------------
TOTAL SHORT TERM INVESTMENTS (Cost $10,680,392)                                                              10,680,392
                                                                                                           ------------


     TOTAL INVESTMENTS (Cost $37,032,357) (135.39%)                                                        $ 37,266,077
     LIABILITIES IN EXCESS OF OTHER ASSETS (-35.39%)                                                         (9,740,567)
                                                                                                           ------------
     NET ASSETS (100%)                                                                                     $ 27,525,510
                                                                                                           ============

Cost for federal income tax at March 31, 2004 was $37,032,357 and net unrealized appreciation consisted of:
     Gross unrealized appreciation                                                                         $    241,052
     Gross unrealized depreciation                                                                               (7,332)
                                                                                                           ------------
     Net unrealized appreciation                                                                           $    233,720
                                                                                                           ============


** Rate shown represents the rate at March 31, 2004, is subject to change and resets daily.
# Represents investment of cash received as collateral for securities on loan. + Portion or all of this security is on loan.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    PRINCIPAL         VALUE
                                                    ----------     -----------
AGENCY OBLIGATIONS (18.16%)

FANNIE MAE (8.35%)
4.375%, 03/15/13                                    $ 1,000,000    $ 1,018,736
5.00%, 01/15/07                                       1,000,000      1,076,538
5.50%, 05/02/06                                         250,000        268,612
6.00%, 05/15/08                                       1,500,000      1,686,490
6.375%, 06/15/09                                      1,300,000      1,497,989
                                                                   -----------
                                                                     5,548,365
                                                                   -----------

FEDERAL FARM CREDIT BANK (1.47%)
4.25%, 06/18/18                                       1,000,000        979,630
                                                                   -----------

FEDERAL HOME LOAN BANK (3.99%)
4.50%, 08/14/09                                       1,500,000      1,586,058
5.125%, 03/06/06                                      1,000,000      1,064,720
                                                                   -----------
                                                                     2,650,778
                                                                   -----------
FREDDIE MAC (4.35%)
3.875%, 02/15/05                                      1,000,000      1,023,122
5.25%, 11/05/12                                         500,000        518,352
6.375%, 08/01/11                                      1,250,000      1,350,223
                                                                   -----------
                                                                     2,891,697
                                                                   -----------

TOTAL AGENCY OBLIGATIONS (Cost $11,347,108)                         12,070,470
                                                                   -----------

CORPORATE BONDS (36.69%)

AEROSPACE/DEFENSE (1.58%)
Boeing Capital Corp., 6.50%, 02/15/12                   640,000        721,377
Lockheed Martin Corp., 7.25%, 05/15/06                  150,000        165,294
McDonnell Douglas Corp., 6.875%, 11/01/06               150,000        165,911
                                                                   -----------
                                                                     1,052,582
                                                                   -----------
AGRICULTURAL BIOTECHNOLOGY (0.27%)
Pharmacia Corp., 6.75%, 12/15/27                        150,000        176,202
                                                                   ------------

AIRLINES (0.19%)
AMR Corp., 9.00%, 08/01/12 +                            150,000        127,875
                                                                   ------------

AUTO PARTS & EQUIPMENT (1.44%)
AutoZone, Inc., 4.375%, 06/01/13                        650,000        626,422
AutoZone, Inc., 6.50%, 07/15/08                         150,000        166,090
TRW, Inc., 7.625%, 03/15/06                             150,000        164,383
                                                                   ------------
                                                                       956,895
                                                                   ------------
AUTOMOBILE MANUFACTURERS (0.24%)
DaimlerChrysler NA Holding Corp., 7.40%, 01/20/05       150,000        156,802
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    PRINCIPAL         VALUE
                                                    ----------     -----------
BANKS (6.99%)
ABN Amro Bank, 7.55%, 06/28/06                      $ 150,000      $   169,245
Bank of America Corp., 4.875%, 09/15/12 +             500,000          519,204
Bank of America Corp., 7.80%, 02/15/10                150,000          182,124
Bank One Corp., 7.60%, 05/01/07                       150,000          171,195
BankBoston NA, 6.375%, 04/15/08                       150,000          169,125
Deutsche Bank Financial, Inc., 6.70%, 12/13/06        150,000          166,527
Dresdner Bank AG, 6.625%, 09/15/05                    150,000          160,276
Dresdner Bank AG, 7.25%, 09/15/15                     500,000          594,913
J.P. Morgan Chase & Co., 6.75%, 02/01/11              150,000          174,911
KeyCorp, 7.50%, 06/15/06                              150,000          166,934
KFW International Finance, 4.75%, 01/24/07            175,000          187,775
National City Corp., 5.75%, 02/01/09                  150,000          166,368
Southtrust Bank NA, 6.125%, 01/09/28                  150,000          169,880
SunTrust Banks, Inc., 7.375%, 07/01/06                150,000          167,349
Swiss Bank Corp. NY, 7.00%, 10/15/15                  650,000          783,065
Wachovia Corp., 6.605%, 10/01/25                      150,000          170,544
Wells Fargo & Co., 5.10%, 05/06/18                    350,000          361,256
Wells Fargo & Co., 6.875%, 04/01/06                   150,000          164,741
                                                                   ------------
                                                                     4,645,432
                                                                   ------------
BUILDING PRODUCTS (0.32%)
Vulcan Materials Co., 6.40%, 02/01/06                 200,000          213,352
                                                                   ------------

CHEMICALS (0.76%)
Dow Chemical Co., 6.85%, 08/15/13                     150,000          172,347
Lubrizol Corp., 5.875%, 12/01/08                      150,000          167,220
Sherwin-Williams Co., 6.85%, 02/01/07                 150,000          167,347
                                                                   ------------
                                                                       506,914
                                                                   ------------
COMPUTER HARDWARE (0.49%)
Hewlett-Packard Co., 7.15%, 06/15/05                  150,000          159,609
International Business Machines Corp.,
  5.375%, 02/01/09                                    150,000          164,465
                                                                   ------------
                                                                       324,074
                                                                   ------------
CONSUMER PRODUCTS (0.26%)
Clorox Co., 6.125%, 02/01/11                          150,000          170,713
                                                                   ------------

COSMETICS & TOILETRIES (0.30%)
Procter & Gamble Co., 8.00%, 10/26/29                 150,000          201,391
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES (9.93%)
American Express Co., 5.50%, 09/12/06                 150,000          161,962
Banque Paribas NY, 8.35%, 06/15/07                    150,000          174,975
Bear Stearns Cos., Inc., 3.50%, 06/27/18              500,000          468,456
Caterpillar Financial Services Corp.,
  5.55%, 10/15/18                                     500,000          512,635
Charles Schwab Corp., 8.05%, 03/01/10                 150,000          178,515
CIT Group, Inc., 5.30%, 12/15/07                      440,000          463,294
Citigroup, Inc., 6.75%, 12/01/05                      150,000          162,211

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    PRINCIPAL         VALUE
                                                    ----------     -----------
Countrywide Home Loans, Inc., 5.50%, 08/01/06       $ 150,000      $  160,818
Credit Suisse First Boston USA, Inc., 6.125%,
  11/15/11                                            150,000         167,550
General Electric Capital Corp., 4.00%, 05/30/18       500,000         491,419
General Motors Acceptance Corp., 6.125%,
  02/01/07 +                                          150,000         161,193
General Motors Corp., 7.20%, 01/15/11                 150,000         164,390
Goldman Sachs Group, Inc., 5.70%, 09/01/12            500,000         541,102
Goldman Sachs Group, Inc., 6.875%, 01/15/11           150,000         174,282
Household Finance Corp., 6.375%, 10/15/11             150,000         170,079
Household Finance Corp., 6.75%, 05/15/11              150,000         173,259
John Deere Capital Corp., 7.00%, 03/15/12             500,000         591,903
Lehman Brothers Holdings, Inc., 6.25%, 05/15/06       150,000         163,246
Lehman Brothers, Inc., 6.625%, 02/15/08               150,000         169,117
Merrill Lynch & Co., Inc., 6.15%, 01/26/06            150,000         162,130
Merrill Lynch & Co., Inc., 8.00%, 06/01/07            150,000         173,568
Morgan Stanley, 6.75%, 04/15/11                       150,000         173,267
Morgan Stanley Group, Inc., 6.875%, 03/01/07          150,000         169,116
SLM Corp., VRN, 01/31/14                              496,000         507,358
Toyota Motor Credit Corp., 5.50%, 12/15/08            150,000         166,496
                                                                   -----------
                                                                    6,602,341
                                                                   -----------
DIVERSIFIED MANUFACTURING (0.55%)
Honeywell International, Inc., 7.50%, 3/01/10 +       150,000         180,343
PPG Industries, Inc., 7.375%, 06/01/16                150,000         182,373
                                                                   -----------
                                                                      362,716
                                                                   -----------
FOOD & BEVERAGE (2.07%)
Albertson's, Inc., 7.45%, 08/01/29                    150,000         170,421
Archer-Daniels-Midland Co., 7.125%, 03/01/13          150,000         179,963
Campbell Soup Co., 6.75%, 02/15/11                    150,000         175,048
General Mills, Inc., 6.00%, 02/15/12                  150,000         165,653
H.J. Heinz Co., 6.00%, 03/15/08                       150,000         166,940
Kellogg Co., 6.60%, 04/01/11                          150,000         173,570
Kroger Co., 7.00%, 05/01/18                           150,000         173,277
Safeway, Inc., 7.00%, 09/15/07                        150,000         169,630
                                                                   -----------
                                                                    1,374,502
                                                                   -----------
FOREST PRODUCTS & PAPER (0.52%)
International Paper Co., 7.625%, 01/15/07             150,000         168,959
Weyerhaeuser Co., 7.25%, 07/01/13                     150,000         174,893
                                                                   -----------
                                                                      343,852
                                                                   -----------
HEALTHCARE PRODUCTS (0.48%)
Bausch & Lomb, Inc., 6.75%, 12/15/04                  150,000         154,340
Baxter International, Inc., 6.625%, 02/15/28          150,000         166,284
                                                                   -----------
                                                                      320,624
                                                                   -----------
INSURANCE (2.11%)
Allstate Corp., 6.75%, 05/15/18                       650,000         767,229
Chubb Corp., 7.125%, 12/15/07                         250,000         287,903
Hartford Life, Inc., 7.65%, 06/15/27                  150,000         185,122
John Hancock Financial Services, Inc.,
  5.625%, 12/01/08                                    150,000         164,811
                                                                   -----------
                                                                    1,405,065
                                                                   -----------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    PRINCIPAL         VALUE
                                                    ----------     -----------
MINING (0.27%)
Alcoa, Inc., 7.375%, 08/01/10                        $ 150,000     $ 180,150
                                                                   ----------

MULTIMEDIA (0.25%)
Time Warner, Inc., 6.875%, 06/15/18                    150,000       168,400
                                                                   ----------

PHARMACEUTICALS (0.74%)
Abbott Laboratories, 5.625%, 07/01/06                  150,000       161,962
Bristol-Myers Squibb Co., 6.80%, 11/15/26              150,000       173,335
Wyeth, 7.90%, 02/15/05                                 150,000       158,036
                                                                   ----------
                                                                     493,333
                                                                   ----------

PIPELINES (0.71%)
Consolidated Natural Gas Co., 6.625%, 12/01/08         150,000       169,548
Duke Capital Corp., 7.50%, 10/01/09 +                  150,000       173,519
El Paso Corp., 7.00%, 05/15/11 +                       150,000       128,625
                                                                   ----------
                                                                     471,692
                                                                   ----------

REAL ESTATE INVESTMENT TRUST (0.52%)
EOP Operating LP, 7.25%, 02/15/18                      150,000       176,573
Simon Property Group LP, 6.375%, 11/15/07              150,000       168,607
                                                                   ----------
                                                                     345,180
                                                                   ----------

RESEARCH & DEVELOPMENT (1.01%)
Science Applications International Corp.,
  6.25%, 07/01/12 +                                    600,000       671,899
                                                                   ----------

RETAIL STORES (0.26%)
Sears Roebuck Acceptance Corp., 7.00%, 02/01/11        150,000       170,542
                                                                   ----------

TELECOMMUNICATIONS (1.25%)
AT&T Corp., 7.50%, 06/01/06                            150,000       164,925
Bellsouth Capital Funding, 7.75%, 02/15/10             150,000       180,362
GTE Florida, Inc., 6.86%, 02/01/28                     150,000       164,270
Motorola, Inc., 6.50%, 03/01/08                        150,000       165,245
Pacific Bell, 6.25%, 03/01/05                          150,000       156,595
                                                                   ----------
                                                                     831,397
                                                                   ----------

TRANSPORTATION (0.80%)
Norfolk Southern Corp., 7.35%, 05/15/07                150,000       170,899
Union Pacific Corp., 6.40%, 02/01/06                   150,000       161,303
United Parcel Service, Inc., 8.375%, 04/01/20          150,000       202,667
                                                                   ----------
                                                                     534,869
                                                                   ----------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    PRINCIPAL         VALUE
                                                    ----------     -----------
UTILITIES (2.38%)
Carolina Power & Light Co., 5.95%, 03/01/09         $ 150,000      $  166,207
Constellation Energy Group, Inc., 6.35%, 04/01/07     150,000         165,361
DTE Energy Co., 6.45%, 06/01/06                       150,000         162,043
Emerson Electric Co., 5.85%, 03/15/09                 150,000         168,042
Penn Electric Co., 6.125%, 04/01/09                   125,000         139,108
Public Service Electric & Gas, 7.00%, 09/01/24        150,000         154,461
Southern Union Co., 7.60%, 02/01/24                   150,000         171,324
Tennessee Valley Authority, 6.00%, 03/15/13           250,000         283,878
Wisconsin Energy Corp., 6.50%, 04/01/11               150,000         170,038
                                                                   -----------
                                                                    1,580,462
                                                                   -----------

TOTAL CORPORATE BONDS (Cost $22,453,057)                           24,389,256
                                                                   -----------

FOREIGN BONDS (5.88%)

FOREIGN CORPORATE BONDS (2.85%)
Barclays Bank Plc, 7.40%, 12/15/09                    150,000         180,155
Bell Canada, 9.50%, 10/15/10                          150,000         197,682
British Telecommunications Plc, 8.375%, 12/15/10      150,000         185,363
Hydro-Quebec, 6.30%, 05/11/11                         175,000         202,218
Inter-American Development Bank, 6.125%, 03/08/06     175,000         189,639
International Bank for Reconstruction &
  Development, 7.00%, 01/27/05                        175,000         183,279
Landesbank Baden-Wuerttemberg Girozentrale,
  7.625%, 02/01/23                                    175,000         222,408
National Westminster Bank Plc, 7.375%, 10/01/09       150,000         179,613
Norsk Hydro ASA, 6.70%, 01/15/18                      150,000         174,521
Telefonica Europe BV, 7.75%, 09/15/10 +               150,000         181,151
                                                                   -----------
                                                                    1,896,029
                                                                   -----------

FOREIGN GOVERNMENT REGIONAL (3.03%)
Canadian Government Bond, 6.375%, 11/30/04            175,000         181,012
Finland Government International Bond,
  7.875%, 07/28/04                                    175,000         178,817
Italy Government International Bond, 7.25%, 02/07/05  175,000         183,735
Province of British Columbia, 5.375%, 10/29/08        175,000         192,603
Province of Manitoba, 4.25%, 11/20/06                 175,000         184,355
Province of New Brunswick, 7.625%, 06/29/04           175,000         177,642
Province of Nova Scotia, 7.25%, 07/27/13              100,000         123,828
Province of Ontario, 5.50%, 10/01/08                  175,000         193,393
Province of Quebec, 6.50%, 01/17/06                   175,000         188,504
Province of Saskatchewan, 8.00%, 02/01/13             175,000         223,603
Spain Government International Bond, 7.00%, 07/19/05  175,000         187,313
                                                                   -----------
                                                                     2,014,805
                                                                   ------------

TOTAL FOREIGN BONDS (Cost $3,520,521)                                3,910,834
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL             VALUE
                                                                                        -----------        ------------
U.S. TREASURY OBLIGATIONS (36.38%)

TREASURY BONDS (18.86%)
3.625%, 05/15/13 +                                                                      $   500,000        $    496,797
5.75%, 08/15/10                                                                           3,500,000           4,018,438
6.25%, 08/15/23 +                                                                         2,250,000           2,675,302
6.75%, 08/15/26 +                                                                         1,000,000           1,264,375
7.50%, 11/15/16                                                                           1,000,000           1,318,359
7.875%, 02/15/21                                                                          2,000,000           2,766,172
                                                                                                           -------------
                                                                                                             12,539,443
                                                                                                           -------------

TREASURY NOTES (17.52%)
2.625%, 05/15/08 +                                                                        2,000,000           2,012,188
3.50%, 11/15/06 +                                                                         4,000,000           4,169,220
4.25%, 11/15/13                                                                           1,000,000           1,034,414
4.75%, 11/15/08 +                                                                         1,600,000           1,745,062
5.625%, 02/15/06 +                                                                        1,000,000           1,076,172
6.50%, 08/15/05 +                                                                         1,500,000           1,606,524
                                                                                                           -------------
                                                                                                             11,643,580
                                                                                                           -------------

TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,022,993)                                                           24,183,023
                                                                                                           -------------

SHORT TERM INVESTMENTS (26.64%)
Deutsche Bank Tri-Part Agency Repurchase Agreement, 1.06%, 04/01/04 #                    16,628,865          16,628,865
Fifth Third Institutional Government Money Market Fund, 0.79% **                          1,075,938           1,075,938
                                                                                                           -------------
TOTAL SHORT TERM INVESTMENTS (Cost $17,704,803)                                                              17,704,803
                                                                                                           -------------


                     TOTAL INVESTMENTS (Cost $78,048,482) (123.75%)                                        $ 82,258,386
                     LIABILITIES IN EXCESS OF OTHER ASSETS (-23.75%)                                        (15,786,390)
                                                                                                           -------------
                     NET ASSETS (100%)                                                                     $ 66,471,996
                                                                                                           =============

Cost for federal income tax at March 31, 2004 was $78,048,482 and net unrealized appreciation consisted of:
     Gross unrealized appreciation                                                                         $  4,317,599
     Gross unrealized depreciation                                                                             (107,695)
                                                                                                           -------------
     Net unrealized appreciation                                                                           $  4,209,904
                                                                                                           =============

** Rate shown represents the rate at March 31, 2004, is subject to change and resets daily.
# Represents investment of cash received as collateral for securities on loan. + Portion or all of this security is on loan.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------    ------------
COMMON STOCK (99.36%)

ADVERTISING (0.23%)
Interpublic Group Cos., Inc.                            3,084     $     47,432
Omnicom Group                                           2,120          170,130
                                                                  ------------
                                                                       217,562
                                                                  ------------

AEROSPACE/DEFENSE (1.61%)
Boeing Co.                                              7,849          322,358
General Dynamics Corp.                                  2,030          181,340
Goodrich Corp.                                            921           25,852
Lockheed Martin Corp.                                   4,226          192,875
Northrop Grumman Corp.                                  1,798          176,959
Raytheon Co.                                            3,743          117,306
Rockwell Collins, Inc.                                  1,506           47,605
United Technologies Corp.                               4,980          429,774
                                                                  ------------
                                                                     1,494,069
                                                                  ------------

AGRICULTURE (0.09%)
Monsanto Co.                                            2,255           82,691
                                                                  ------------

AIRLINES (0.12%)
Delta Air Lines, Inc. +                                 2,260           17,899
Southwest Airlines Co.                                  6,559           93,203
                                                                  ------------
                                                                       111,102
                                                                  ------------

APPAREL (0.41%)
Jones Apparel Group, Inc.                               1,180           42,657
Liz Claiborne, Inc.                                     1,000           36,690
Nike, Inc.                                              2,742          213,520
Reebok International Ltd.                                 550           22,742
VF Corp.                                                1,288           60,150
                                                                  ------------
                                                                       375,759
                                                                  ------------

APPLIANCES (0.10%)
Maytag Corp.                                              690           21,783
Whirlpool Corp.                                           994           68,457
                                                                  ------------
                                                                        90,240
                                                                  ------------

AUTO PARTS & EQUIPMENT (0.21%)
Cooper Tire & Rubber Co.                                  170            3,426
Dana Corp.                                                945           18,768
Delphi Corp.                                            2,654           26,434
Goodyear Tire & Rubber Co. +                              910            7,771

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
Johnson Controls, Inc.                                   2,208     $    130,603
Visteon Corp.                                              918            8,785
                                                                   ------------
                                                                        195,787
                                                                   ------------

AUTOMOBILE MANUFACTURERS (0.62%)
Ford Motor Co.                                          14,266          193,590
General Motors Corp.                                     5,214          245,579
Navistar International Corp. *                             710           32,554
Paccar, Inc.                                             1,881          105,787
                                                                   ------------
                                                                        577,510
                                                                   ------------

BANKS (8.27%)
AmSouth Bancorp                                          1,820           42,788
Bank of America Corp.                                   13,858        1,122,221
Bank of New York Co., Inc.                               7,258          228,627
Bank One Corp.                                          11,024          601,028
BB&T Corp.                                               5,550          195,915
Charter One Financial, Inc.                              3,629          128,321
Comerica, Inc.                                           2,480          134,714
Fifth Third Bancorp                                      5,912          327,347
First Tennessee National Corp. *                         1,390           66,303
FleetBoston Financial Corp.                             10,072          452,233
Golden West Financial Corp.                              1,780          199,271
Huntington Bancshares, Inc.                              1,162           25,785
Keycorp                                                  3,520          106,621
M & T Bank Corp.                                         1,370          123,095
Marshall & Ilsley Corp.                                  2,140           80,913
Mellon Financial Corp.                                   3,840          120,154
National City Corp.                                      5,464          194,409
North Fork Bancorporation, Inc.                          1,610           68,135
Northern Trust Corp.                                     2,590          120,668
PNC Financial Services Group, Inc.                       3,305          183,163
Regions Financial Corp.                                  2,260           82,535
SouthTrust Corp.                                         3,010           99,812
State Street Corp.                                       3,540          184,540
SunTrust Banks, Inc.                                     3,305          230,392
Synovus Financial Corp.                                  2,425           59,291
Union Planters Corp.                                     1,775           52,984
U.S. Bancorp                                            17,306          478,511
Wachovia Corp.                                          12,678          595,866
Washington Mutual, Inc.                                  8,946          382,084
Wells Fargo & Co.                                       16,044          909,213
Zions Bancorp                                            1,370           78,364
                                                                   ------------
                                                                      7,675,303
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
BIOTECHNOLOGY (1.03%)
Amgen, Inc. *                                           12,229     $    711,361
Chiron Corp. *                                           2,110           92,861
Genzyme Corp. *                                          2,420          113,837
Millipore Corp. *                                          800           41,104
                                                                   ------------
                                                                        959,163
                                                                   ------------

BUILDING MATERIALS (0.30%)
American Standard Cos., Inc. *                             770           87,588
Masco Corp.                                              3,990          121,416
Vulcan Materials Co.                                     1,360           64,518
                                                                   ------------
                                                                        273,522
                                                                   ------------

CHEMICALS (1.65%)
Air Products & Chemicals, Inc.                           2,398          120,188
Ashland, Inc.                                              715           33,240
Dow Chemical Co.                                         8,616          347,052
Du Pont EI de Nemours & Co.                              9,574          404,214
Eastman Chemical Co.                                       910           38,839
Ecolab, Inc.                                             2,692           76,803
Engelhard Corp.                                            994           29,711
Great Lakes Chemical Corp.                                 190            4,532
Hercules, Inc. *                                           393            4,512
International Flavors & Fragrances, Inc.                 1,436           50,978
PPG Industries, Inc.                                     2,025          118,057
Praxair, Inc.                                            3,422          127,025
Rohm & Haas Co.                                          2,098           83,584
Sherwin-Williams Co.                                     1,156           44,425
Sigma-Aldrich Corp.                                        838           46,375
                                                                   ------------
                                                                      1,529,535
                                                                   ------------

COMMERCIAL SERVICES (1.01%)
Apollo Group, Inc. *                                     1,820          156,720
Cendant Corp.                                            8,596          209,656
Convergys Corp. *                                        1,170           17,784
Deluxe Corp.                                               927           37,173
Equifax, Inc.                                            1,340           34,599
H&R Block, Inc.                                          1,820           92,875
McKesson Corp.                                           2,819           84,824
Moody's Corp.                                            1,786          126,449
Paychex, Inc.                                            3,952          140,691
R.R. Donnelley & Sons Co.                                1,238           37,450
                                                                   ------------
                                                                        938,221
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------      ------------
COMPUTER HARDWARE (4.03%)
Apple Computer, Inc. *                                   3,588     $     97,055
Dell Computer Corp. *                                   23,722          797,534
EMC Corp. *                                             20,908          284,558
ESC Seagate Technology *                                 1,255               --
Gateway, Inc. *                                          1,720            9,082
Hewlett-Packard Co.                                     27,759          634,016
International Business Machines Corp.                   15,836        1,454,378
Lexmark International, Inc. *                            1,500          138,000
NCR Corp. *                                              1,350           59,481
Network Appliance, Inc. *                                3,370           72,287
Sun Microsystems, Inc. *                                19,194           79,846
Veritas Software Corp. *                                 4,179          112,457
                                                                   ------------
                                                                      3,738,694
                                                                   ------------

COMPUTER SERVICES (0.46%)
Computer Sciences Corp. * +                              2,048           82,596
Electronic Data Systems Corp.                            4,370           84,560
Sungard Data Systems, Inc. *                             2,890           79,186
Symantec Corp. *                                         3,130          144,919
Unisys Corp. *                                           2,430           34,700
                                                                   ------------
                                                                        425,961
                                                                   ------------

COMPUTER SOFTWARE (4.92%)
Adobe Systems, Inc.                                      2,630          103,701
Autodesk, Inc.                                           1,300           41,106
Automatic Data Processing                                6,230          261,660
BMC Software, Inc. *                                     2,010           39,296
Citrix Systems, Inc. *                                   1,520           32,862
Computer Associates International, Inc.                  5,515          148,133
Compuware Corp. *                                        1,730           12,888
Electronic Arts, Inc. *                                  3,130          168,895
First Data Corp.                                         8,437          355,704
Fiserv, Inc. *                                           2,185           78,157
IMS Health, Inc.                                         2,312           53,777
Intuit, Inc. *                                           2,200           98,736
Mercury Interactive Corp. *                              1,110           49,728
Microsoft Corp.                                         97,288        2,429,281
Novell, Inc. *                                           2,949           33,560
Oracle Corp. *                                          45,402          545,278
Parametric Technology Corp. *                            1,200            5,424
Peoplesoft, Inc. *                                       3,480           63,345
Siebel Systems, Inc. * +                                 3,780           43,508
                                                                   ------------
                                                                      4,566,039
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------      ------------
CONSUMER PRODUCTS (0.16%)
American Greetings * +                                     550     $     12,523
Clorox Co.                                               2,602          127,264
Tupperware Corp.                                           581           10,348
                                                                   ------------
                                                                        150,135
                                                                   ------------

CONTAINERS (0.15%)
Ball Corp.                                                 660           44,735
Bemis Co.                                                1,490           38,740
Pactiv Corp. *                                             818           18,201
Sealed Air Corp. *                                         795           39,535
                                                                   ------------
                                                                        141,211
                                                                   ------------

COSMETICS & TOILETRIES (2.84%)
Alberto-Culver Co.                                       1,620           71,069
Avon Products, Inc.                                      2,628          199,386
Colgate-Palmolive Co.                                    5,658          311,756
Gillette Co.                                            10,048          392,877
Kimberly-Clark Corp.                                     5,906          372,669
Procter & Gamble Co.                                    12,262        1,286,039
                                                                   ------------
                                                                      2,633,796
                                                                   ------------

DISTRIBUTION/WHOLESALE (0.14%)
Genuine Parts Co.                                        1,840           60,205
W.W. Grainger, Inc.                                      1,440           69,120
                                                                   ------------
                                                                        129,325
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES (8.61%)
American Express Co.                                    12,288          637,133
Bear Stearns Cos., Inc.                                    977           85,663
Capital One Financial Corp.                              2,220          167,455
Charles Schwab Corp.                                     9,485          110,121
Citigroup, Inc.                                         47,096        2,434,863
Countrywide Financial Corp.                              1,683          161,400
Fannie Mae                                               9,021          670,711
Federated Investors, Inc.                                  690           21,687
Franklin Resources, Inc.                                 2,560          142,541
Freddie Mac                                              6,448          380,819
Goldman Sachs Group, Inc.                                4,330          451,835
Janus Capital Group, Inc.                                1,160           19,001
J.P. Morgan Chase & Co.                                 19,075          800,196
Lehman Brothers Holdings, Inc.                           2,580          213,805
MBNA Corp.                                              11,327          312,965
Merrill Lynch & Co.                                      8,884          529,131
Morgan Stanley                                          10,204          584,689
Providian Financial Corp. *                              1,622           21,248

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
SLM Corp.                                                4,100     $    171,585
T. Rowe Price Group, Inc.                                1,370           73,747
                                                                   ------------
                                                                      7,990,595
                                                                   ------------

DIVERSIFIED MACHINERY (0.68%)
Caterpillar, Inc.                                        3,602          284,810
Cummins, Inc.                                              500           29,225
Deere & Co.                                              2,578          178,681
Dover Corp.                                              2,160           83,743
Rockwell Automation, Inc.                                1,676           58,107
                                                                   ------------
                                                                        634,566
                                                                   ------------

DIVERSIFIED MANUFACTURING (5.54%)
3M Co.                                                   7,744          634,001
Cooper Industries Ltd.                                   1,144           65,414
Crane Co.                                                  440           14,520
Danaher Corp.                                            1,570          146,591
Eaton Corp.                                              2,030          114,066
General Electric Co.                                    90,178        2,752,233
Honeywell International, Inc.                            7,928          268,363
Illinois Tool Works, Inc.                                3,446          273,027
Ingersoll-Rand Co.                                       1,983          134,150
ITT Industries, Inc.                                     1,068           81,520
Pall Corp.                                                 909           20,625
Plum Creek Timber Co., Inc.                              1,270           41,249
Textron, Inc.                                            1,520           80,788
Tyco International Ltd.                                 17,934          513,809
                                                                   ------------
                                                                      5,140,356
                                                                   ------------

E-COMMERCE SERVICES (0.49%)
eBay, Inc. *                                             6,180          428,459
Monster Worldwide, Inc. *                                1,120           29,344
                                                                   ------------
                                                                        457,803
                                                                   ------------

ELECTRIC PRODUCTS (0.36%)
Emerson Electric Co.                                     4,616          276,591
Molex, Inc.                                              1,902           57,802
                                                                   ------------
                                                                        334,393
                                                                   ------------

ELECTRONIC COMPONENTS (0.51%)
Agilent Technologies, Inc. *                             4,430          140,121
American Power Conversion                                1,560           35,896
Jabil Circuit, Inc. *                                    1,770           52,091
Parker Hannifin Corp.                                    1,391           78,592
Power-One, Inc. *                                          350            3,871
Sanmina-SCI Corp. *                                      3,540           38,975

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
Solectron Corp. *                                        3,140     $     17,364
Symbol Technologies, Inc.                                1,985           27,393
Tektronic, Inc.                                            820           26,822
Thermo Electron Corp. *                                  1,552           43,891
Thomas & Betts Corp.                                       205            4,473
                                                                   ------------
                                                                        469,489
                                                                   ------------

ENGINEERING & CONSTRUCTION (0.04%)
Fluor Corp.                                                950           36,756
                                                                   ------------

FOOD (2.18%)
Albertson's, Inc.                                        3,772           83,550
Archer-Daniels-Midland Co.                               5,711           96,345
Campbell Soup Co.                                        5,044          137,550
General Mills, Inc.                                      5,108          238,441
H.J. Heinz Co.                                           5,277          196,779
Hershey Foods Corp.                                      2,480          205,468
Kellogg Co.                                              5,310          208,364
Kroger Co. *                                             6,044          100,572
McCormick & Co.                                          2,110           70,727
Safeway, Inc. *                                          4,430           91,169
Supervalu, Inc.                                          1,780           54,361
Sysco Corp.                                              7,666          299,357
Wm. Wrigley Jr. Co.                                      3,880          229,386
Winn-Dixie Stores, Inc. +                                1,150            8,740
                                                                   ------------
                                                                      2,020,809
                                                                   ------------

FOREST & PAPER PRODUCTS (0.60%)
Boise Cascade Corp.                                        625           21,656
Georgia-Pacific Corp.                                    2,196           73,983
International Paper Co.                                  4,591          194,016
Louisiana-Pacific Corp.                                    610           15,738
MeadWestvaco Corp.                                       1,512           42,774
Temple-Inland, Inc.                                        700           44,338
Weyerhaeuser Co.                                         2,464          161,392
                                                                   ------------
                                                                        553,897
                                                                   ------------

HEALTHCARE PRODUCTS (4.08%)
Bausch & Lomb, Inc.                                        875           52,474
Baxter International, Inc.                               5,836          180,274
Becton Dickinson & Co.                                   2,960          143,501
Biogen Idec, Inc. *                                      3,188          177,253
Biomet, Inc.                                             2,812          107,868
Boston Scientific Corp. *                                7,784          329,886
C.R. Bard, Inc.                                            690           67,372
Guidant Corp.                                            3,186          201,897
Johnson & Johnson                                       28,359        1,438,368

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
Medtronic, Inc.                                         11,532     $    550,653
St. Jude Medical, Inc. *                                 1,904          137,278
Stryker Corp.                                            2,320          205,390
Zimmer Holdings, Inc.*                                   2,580          190,352
                                                                   ------------
                                                                      3,782,566
                                                                   ------------

HEALTHCARE SERVICES (0.48%)
Anthem, Inc. * +                                         1,700          154,088
Express Scripts, Inc. *                                  1,090           81,303
Health Management Associates, Inc.                       2,330           54,079
Manor Care, Inc.                                         1,235           43,583
Quest Diagnostics                                        1,370          113,477
                                                                   ------------
                                                                        446,530
                                                                   ------------

HOME BUILDERS (0.21%)
Centex Corp.                                             1,280           69,197
KB HOME                                                    610           49,288
Pulte Homes, Inc.                                        1,380           76,728
                                                                   ------------
                                                                        195,213
                                                                   ------------

HOME FURNISHINGS (0.10%)
Leggett & Platt, Inc.                                    1,430           33,905
Newell Rubbermaid                                        2,588           60,042
                                                                   ------------
                                                                         93,947
                                                                   ------------

HOTELS & MOTELS (0.26%)
Hilton Hotels Corp.                                      1,880           30,550
Marriott International, Inc.                             2,713          115,438
Starwood Hotels & Resorts Worldwide, Inc.                2,350           95,175
                                                                   ------------
                                                                        241,163
                                                                   ------------

HUMAN RESOURCES (0.04%)
Robert Half International, Inc.                          1,480           34,958
                                                                   ------------

INSTRUMENTS/CONTROLS (0.12%)
Applera Corp - Applied Biosystems Group                  1,960           38,769
PerkinElmer, Inc.                                          800           16,552
Waters Corp. *                                           1,300           53,092
                                                                   ------------
                                                                        108,413
                                                                   ------------

INSURANCE (5.27%)
ACE Ltd.                                                 2,490          106,223
Aflac, Inc.                                              5,360          215,150
Allstate Corp.                                           6,536          297,127
AMBAC Financial Group, Inc.                              1,140           84,109
American International Group                            23,829        1,700,199
AON Corp.                                                2,384           66,537

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
Chubb Corp.                                              1,980     $    137,689
Cincinnati Financial Corp.                               1,640           71,258
Hartford Financial Services Group, Inc.                  3,008          191,610
Jefferson-Pilot Corp.                                    2,378          130,814
John Hancock Financial Services, Inc.                    2,830          123,643
Lincoln National Corp.                                   2,138          101,170
Marsh & McLennan Cos., Inc.                              5,516          255,391
MBIA, Inc.                                               1,540           96,558
Metlife, Inc.                                            7,110          253,685
MGIC Investment Corp.                                    1,000           64,230
Principal Financial Group                                2,980          106,177
Progressive Corp.                                        2,080          182,208
Prudential Financial, Inc.                               5,520          247,186
Safeco Corp. +                                           1,309           56,510
St. Paul Cos                                             1,980           79,220
Torchmark Corp.                                          1,550           83,375
Travelers Property Casualty Corp.                        6,262          108,145
UnumProvident Corp.                                      2,140           31,308
XL Capital Ltd.                                          1,360          103,414
                                                                   ------------
                                                                      4,892,936
                                                                   ------------

LEISURE & RECREATIONAL PRODUCTS (0.16%)
Brunswick Corp.                                          1,254           51,201
Hasbro, Inc.                                             1,445           31,429
Mattel, Inc.                                             3,671           67,693
                                                                   ------------
                                                                        150,323
                                                                   ------------

LINEN SUPPLY (0.09%)
Cintas Corp.                                             1,820           79,152
                                                                   ------------

MEDIA (2.87%)
AOL Time Warner, Inc. *                                 40,140          676,760
Clear Channel Communications, Inc.                       6,250          264,687
Comcast Corp. *                                         20,472          588,365
Dow Jones & Co., Inc.                                    1,255           60,127
Gannett Co., Inc.                                        3,344          294,740
Knight-Ridder, Inc.                                      1,539          112,732
McGraw-Hill Cos., Inc.                                   2,610          198,725
Meredith Corp.                                           1,198           60,571
New York Times Co.                                       2,224           98,301
Tribune Co.                                              3,867          195,051
Univision Communications, Inc. *                         3,390          111,904
                                                                   ------------
                                                                      2,661,963
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
METAL FABRICATION (0.01%)
Worthington Industries                                     480     $      9,202
                                                                   ------------

MINING (0.68%)
Alcoa, Inc.                                              8,208          284,735
Freeport-McMoRan Copper & Gold, Inc.                     1,980           77,398
Newmont Mining Corp.                                     4,138          192,955
Phelps Dodge Corp. *                                       945           77,169
                                                                   ------------
                                                                        632,257
                                                                   ------------

MOTORCYCLE MANUFACTURER (0.20%)
Harley-Davidson, Inc.                                    3,480          185,623
                                                                   ------------

OFFICE AUTOMATION & EQUIPMENT (0.37%)
Avery Dennison Corp.                                     1,371           85,290
Pitney Bowes, Inc.                                       3,884          165,497
Xerox Corp. * +                                          6,462           94,151
                                                                   ------------
                                                                        344,938
                                                                   ------------

OIL & GAS (6.17%)
Amerada Hess Corp.                                         978           63,844
Anadarko Petroleum Corp.                                 2,163          112,173
Apache Corp.                                             3,144          135,726
Baker Hughes, Inc.                                       2,700           98,496
BJ Services Co. *                                        1,340           57,982
Burlington Resources, Inc.                               1,747          111,162
ChevronTexaco Corp.                                     10,179          893,513
ConocoPhillips                                           6,834          477,082
Devon Energy Corp.                                       2,070          120,371
EOG Resources, Inc.                                        810           37,171
Exxon Mobil Corp.                                       59,372        2,469,281
Halliburton Co.                                          3,598          109,343
Kerr-McGee Corp.                                         1,170           60,255
Marathon Oil Corp.                                       2,886           97,172
Nabors Industries Ltd. *                                 1,330           60,847
Nicor, Inc.                                                780           27,479
Noble Corp. *                                              870           33,425
Occidental Petroleum Corp.                               3,333          153,485
Peoples Energy Corp.                                       660           29,469
Rowan Cos., Inc. *                                         170            3,585
Schlumberger Ltd.                                        5,960          380,546
Sunoco, Inc.                                               990           61,756
Transocean, Inc. *                                       2,317           64,621
Unocal Corp.                                             1,842           68,670
                                                                   ------------
                                                                      5,727,454
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
PHARMACEUTICALS (7.36%)
Abbott Laboratories                                     15,086     $    620,035
Allergan, Inc.                                           1,560          131,290
AmerisourceBergan Corp.                                  1,310           71,631
Bristol-Myers Squibb Co.                                18,638          451,599
Cardinal Health, Inc.                                    4,640          319,696
Eli Lilly & Co.                                         10,645          712,150
Forest Laboratories, Inc. *                              3,580          256,400
King Pharmaceuticals, Inc. *                             2,056           34,623
Medco Health Solutions, Inc. *                           2,811           95,574
Medimmune, Inc. *                                        2,380           54,930
Merck & Co., Inc.                                       20,810          919,594
Pfizer, Inc.                                            69,335        2,430,192
Schering-Plough Corp.                                   12,590          204,210
Watson Pharmaceuticals, Inc. *                           1,260           53,915
Wyeth                                                   12,510          469,750
                                                                   ------------
                                                                      6,825,589
                                                                   ------------

PHOTOGRAPHY EQUIPMENT (0.10%)
Eastman Kodak Co.                                        3,414           89,344
                                                                   ------------

PIPELINES (0.20%)
Dynegy, Inc. +                                           2,570           10,177
El Paso Corp.                                            3,821           27,167
Kinder Morgan, Inc.                                      1,820          114,696
Williams Cos., Inc.                                      3,280           31,390
                                                                   ------------
                                                                        183,430
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS (0.40%)
Apartment Investment & Management Co.                    1,180           36,686
Equity Office Properties Trust                           3,110           89,848
Equity Residential Properties Trust                      2,140           63,879
ProLogis                                                 1,190           42,685
Simon Property Group, Inc.                               2,330          136,165
                                                                   ------------
                                                                        369,263
                                                                   ------------

RETAIL STORES (6.95%)
Autonation, Inc. *                                       1,100           18,755
Autozone, Inc. *                                         1,027           88,291
Bed Bath & Beyond, Inc. *                                3,030          126,533
Best Buy Co., Inc.                                       3,215          166,280
Big Lots, Inc. *                                           450            6,525
Circuit City Stores, Inc.                                1,190           13,447
Costco Wholesale Corp. *                                 4,430          166,391
CVS Corp.                                                3,994          140,988

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
Dillard's, Inc.                                            370     $      7,089
Dollar General Corp.                                     2,761           53,011
Family Dollar Stores                                     1,890           67,945
Federated Department Stores                              2,057          111,181
Gap, Inc.                                                7,695          168,674
Home Depot, Inc.                                        20,969          783,402
J.C. Penney Co., Inc. Holding Co.                        2,647           92,063
Kohl's Corp. *                                           3,370          162,872
Limited Brands                                           3,770           75,400
Lowe's Cos., Inc.                                        7,606          426,925
May Department Stores Co.                                3,038          105,054
Nordstrom, Inc.                                          1,390           55,461
Office Depot, Inc. *                                     2,030           38,205
RadioShack Corp.                                         1,740           57,698
Sears Roebuck and Co.                                    2,704          116,164
Staples, Inc.                                            4,290          108,923
Target Corp.                                             8,818          397,163
Tiffany & Co.                                            1,630           62,217
TJX Cos., Inc.                                           4,080          100,205
Toys R US, Inc. *                                        1,181           19,841
Walgreen Co.                                            40,098        2,393,450
Wal-Mart Stores, Inc.                                    9,756          321,460
                                                                   ------------
                                                                      6,451,613
                                                                   ------------

SEMICONDUCTORS (3.89%)
Advanced Micro Devices, Inc. * +                         2,698           43,789
Altera Corp. *                                           3,200           65,440
Analog Devices, Inc.                                     3,600          172,836
Applied Materials, Inc. *                               14,450          308,941
Applied Micro Circuits Corp. *                           1,380            7,935
Broadcom Corp. *                                         2,900          113,593
Intel Corp.                                             58,464        1,590,221
Kla-Tencor Corp. *                                       1,920           96,672
Linear Technology Corp.                                  3,070          113,651
LSI Logic Corp. *                                        1,820           16,999
Maxim Integrated Products                                3,290          154,926
Micron Technology, Inc. *                                4,866           81,311
National Semiconductor Corp. *                           1,810           80,418
Novellus Systems, Inc. *                                 1,500           47,685
Nvidia Corp. *                                           1,370           36,291
PMC - Sierra, Inc. *                                     1,450           24,607
QLogic Corp. *                                           1,000           33,010
Teradyne, Inc. *                                         1,650           39,319
Texas Instruments, Inc.                                 15,658          457,527
Xilinx, Inc.                                             3,260          123,880
                                                                   ------------
                                                                      3,609,051
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
STEEL PRODUCERS (0.11%)
Allegheny Technologies, Inc.                               446     $      5,397
Nucor Corp.                                                971           59,697
United States Steel Corp.                                1,023           38,127
                                                                   ------------
                                                                        103,221
                                                                   ------------

TELECOMMUNICATIONS (6.61%)
ADC Telecommunications, Inc. * +                         3,790           10,991
Alltel Corp.                                             4,048          201,955
Andrew Corp. *                                           1,122           19,635
AT&T Corp.                                               6,618          129,514
AT&T Wireless Services, Inc. *                          23,274          316,759
Avaya, Inc. *                                            3,654           58,025
BellSouth Corp.                                         17,296          478,926
CenturyTel, Inc.                                         1,580           43,434
CIENA Corp. *                                            1,870            9,294
Cisco Systems, Inc. *                                   61,938        1,456,782
Citizens Communications Co. *                            1,020           13,199
Comverse Technology, Inc. *                              1,540           27,935
Corning, Inc. *                                         10,659          119,168
JDS Uniphase Corp. *                                     6,810           27,717
Lucent Technologies, Inc. * +                           27,951          114,879
Motorola, Inc.                                          20,308          357,421
Nextel Communications, Inc. *                            9,880          244,332
Qualcomm, Inc.                                           7,330          486,859
Qwest Communications International *                     9,996           43,083
SBC Communications, Inc.                                30,205          741,231
Scientific-Atlanta, Inc.                                 1,430           46,246
Sprint Corp.-FON Group                                   7,580           69,736
Sprint Corp.-PCS Group *                                 7,992          147,292
Tellabs, Inc. *                                          2,172           18,744
Verizon Communications, Inc.                            26,061          952,269
                                                                   ------------
                                                                      6,135,426
                                                                   ------------

TOOLS (0.13%)
Black & Decker Corp.                                     1,011           57,566
Snap-On, Inc.                                              580           18,757
Stanley Works                                            1,130           48,229
                                                                   ------------
                                                                        124,552
                                                                   ------------

TRANSPORTATION (1.44%)
Burlington Northern Santa Fe Corp.                       2,994           94,311
CSX Corp.                                                1,865           56,491
FedEx Corp.                                              2,846          213,905
Norfolk Southern Corp.                                   2,506           55,357

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
Union Pacific Corp.                                      2,863     $    171,265
United Parcel Service, Inc.                             10,590          739,606
                                                                   ------------
                                                                      1,330,935
                                                                   ------------

TRAVEL SERVICES (0.04%)
Sabre Holdings Corp.                                     1,624           40,291
                                                                   ------------

TRUCKING & LEASING (0.03%)
Ryder System, Inc.                                         620           24,013
                                                                   ------------

UTILITIES (3.42%)
AES Corp. *                                              3,060           26,102
Allegheny Energy, Inc. *                                 1,800           24,678
Ameren Corp.                                             2,808          129,421
American Electric Power Co., Inc.                        4,144          136,420
Calpine Corp. * +                                        1,780            8,313
Centerpoint Energy, Inc.                                 2,430           27,775
Cinergy Corp.                                            2,464          100,753
CMS Energy Corp. * +                                       630            5,639
Consolidated Edison, Inc.                                3,049          134,461
Constellation Energy Group, Inc.                         3,549          141,783
Dominion Resources, Inc.                                 3,784          243,311
DTE Energy Co.                                           2,159           88,843
Duke Energy Corp.                                        7,266          164,212
Edison International                                     2,116           51,398
Entergy Corp.                                            3,125          185,937
Exelon Corp.                                             4,074          280,576
FirstEnergy Corp.                                        3,685          144,010
FPL Group, Inc.                                          2,759          184,439
KeySpan Corp.                                            1,990           76,058
NiSource, Inc.                                           1,300           27,625
PG&E Corp. *                                             3,849          111,505
Pinnacle West Capital Corp.                              1,420           55,877
PPL Corp.                                                2,315          105,564
Progress Energy, Inc.                                    3,274          154,140
Public Service Enterprise Group, Inc.                    3,117          146,437
Sempra Energy                                            2,085           66,303
Southern Co.                                             7,050          215,025
TECO Energy, Inc. +                                        710           10,387
TXU Corp.                                                2,881           82,569
Xcel Energy, Inc.                                        2,250           40,072
                                                                   ------------
                                                                      3,169,633
                                                                   ------------

WASTE DISPOSAL (0.21%)
Allied Waste Industries, Inc. *                          1,530           20,364
Waste Management, Inc.                                   5,623          169,702
                                                                   ------------
                                                                        190,066
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              SHARES         VALUE
                                                                              ------     ------------
TOTAL COMMON STOCK (COST $96,326,284)                                                    $ 92,177,354
                                                                                         ------------

SHORT TERM INVESTMENTS (1.03%)
Deutsche Bank Tri-Part Agency Repurchase Agreement, 1.06%, 04/01/04 #        651,202          651,202
Fifth Third Institutional Government Money Market Fund, 0.79% **             302,848          302,848
                                                                                         ------------
TOTAL SHORT TERM INVESTMENTS (COST $954,050)                                                  954,050
                                                                                         ------------


                     TOTAL INVESTMENTS (COST $97,280,334) (100.39%)                      $ 93,131,404
                     LIABILITIES IN EXCESS OF OTHER ASSETS (-0.39%)                          (357,490)
                                                                                         ------------
                     NET ASSETS (100%)                                                   $ 92,773,914
                                                                                         ============


Cost for federal income tax at March 31, 2004 was $97,969,861 and net unrealized depreciation consisted of:
     Gross unrealized appreciation                                                       $  9,822,648
     Gross unrealized depreciation                                                        (14,661,105)
                                                                                         ------------
     Net unrealized appreciation                                                         $ (4,838,457)
                                                                                         ============

*  Non-income producing investment
** Rate shown represents the rate at March 31, 2004, is subject to change and resets daily.
# Represents investment of cash received as collateral for securities on loan.
+  Portion or all of this security is on loan.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
COMMON STOCK (97.48%)

ADVERTISING (0.22%)
Advo, Inc.                                               2,283     $    73,542
                                                                   ------------

AEROSPACE/DEFENSE (1.98%)
AAR Corp. *                                              2,132          26,181
Alliant Techsystems, Inc. *                              2,947         160,317
Armor Holdings, Inc. *                                   2,150          71,165
Curtiss-Wright Corp.                                     1,800          84,366
DRS Technologies, Inc. *                                 1,990          55,680
EDO Corp.                                                1,540          37,083
Esterline Technologies Corp. *                           1,640          40,754
GenCorp, Inc.                                            2,560          27,725
Kaman Corp.                                              1,253          18,707
Moog, Inc. *                                             2,085          71,140
Teledyne Technologies, Inc. *                            2,250          42,075
Triumph Group, Inc. *                                    1,270          41,974
                                                                   ------------
                                                                       677,167
                                                                   ------------

AGRICULTURE (0.20%)
Delta & Pine Land Co.                                    2,726          68,014
                                                                   ------------

AIRLINES (0.42%)
Atlantic Coast Airlines Holdings, Inc. *                 2,810          20,429
Frontier Airlines, Inc. *                                2,350          24,487
Mesa Air Group, Inc. * +                                 1,920          15,859
Skywest, Inc.                                            4,230          81,385
                                                                   ------------
                                                                       142,160
                                                                   ------------

APPAREL (2.02%)
Gymboree Corp. *                                         2,010          33,708
Haggar Corp.                                               640          12,800
Kellwood Co.                                             2,160          84,780
K-Swiss, Inc.                                            2,660          65,090
Oshkosh B'Gosh, Inc.                                     1,010          23,634
Oxford Industries, Inc.                                  1,320          60,971
Phillips-Van Heusen                                      2,180          40,330
Quiksilver, Inc. *                                       4,020          87,837
Russell Corp.                                            2,310          42,181
Stride Rite Corp.                                        1,940          20,583
Urban Outfitters, Inc. *                                 3,000         144,180
Wolverine World Wide, Inc.                               3,018          72,824
                                                                   ------------
                                                                       688,918
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
APPLIANCES (0.07%)
Applica, Inc. *                                          1,300     $    14,612
Fedders Corp.                                              390           2,227
Salton, Inc. * +                                           810           7,590
                                                                   ------------
                                                                        24,429
                                                                   ------------

AUTO PARTS & EQUIPMENT (0.20%)
Midas, Inc. *                                            1,230          23,923
Standard Motor Products, Inc.                            1,746          27,377
Tower Automotive, Inc. *                                 3,200          16,128
                                                                   ------------
                                                                        67,428
                                                                   ------------

AUTOMOBILE MANUFACTURERS (0.62%)
Oshkosh Truck Corp.                                      2,730         152,061
Wabash National Corp. *                                  2,450          57,820
                                                                   ------------
                                                                       209,881
                                                                   ------------

BANKS (6.09%)
Boston Private Financial Holdings, Inc.                  1,910          53,480
Brookline Bancorp, Inc.                                  2,840          45,298
Chittenden Corp.                                         2,735          90,255
Community First Bankshares, Inc.                         2,660          85,492
East-West Bancorp, Inc.                                  1,990         111,440
First Bancorp Puerto Rico                                3,135         130,416
First Midwest Bancorp, Inc.                              3,476         118,671
First Republic Bank                                      1,320          50,899
Fremont General Corp.                                    5,512         168,667
GBC Bancorp                                              2,640          43,032
Hudson United Bancorp                                    3,457         131,539
Irwin Financial Corp.                                    2,080          56,118
Provident Bankshares Corp.                               1,936          60,752
Republic Bancorp                                         2,937          41,294
Riggs National Corp.                                     1,906          32,802
South Financial Group, Inc.                              4,330         128,125
Southwest Bancorp of Texas, Inc.                         2,640          99,607
Sterling Bancshares, Inc.                                2,250          30,128
Susquehanna Bancshares, Inc.                             2,755          70,611
Trustco Bank Corp. NY                                    3,344          45,010
UCBH Holdings, Inc.                                      3,360         134,534
Umpqua Holdings Corp.                                    1,720          34,727
United Bankshares, Inc.                                  3,210          97,905
Whitney Holding Corp.                                    3,277         136,782
Wintrust Financial Corp.                                 1,650          80,239
                                                                   ------------
                                                                     2,077,823
                                                                   ------------

BATTERY SYSTEM (0.18%)
Wilson Greatbatch Technologies *                         1,690          61,313
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
BIOTECHNOLOGY (0.65%)
Arqule, Inc. *                                             980     $     5,821
Cryolife, Inc. * +                                       1,105           6,575
Enzo Biochem, Inc. *                                     2,158          36,319
Integra LifeSciences Holdings Corp. *                    2,030          62,159
Osteotech, Inc. *                                          830           5,353
Possis Medical, Inc. *                                   1,370          38,538
Regeneron Pharmaceutical, Inc. *                         4,000          54,320
Savient Pharmaceuticals, Inc. *                          3,310          12,512
                                                                   ------------
                                                                       221,597
                                                                   ------------

BUILDING MATERIALS (1.73%)
Apogee Enterprises, Inc.                                 1,540          18,988
Building Materials Holding Corp.                           780          13,689
Butler Manufacturing Co. *                                 855          19,195
ElkCorp                                                  1,490          40,364
Florida Rock Industries, Inc.                            3,265         137,620
Lennox International, Inc.                               4,120          76,426
Meritage Corp. *                                         1,060          78,705
Simpson Manufacturing Co., Inc.                          2,040          99,858
Texas Industries, Inc.                                   1,690          61,094
Universal Forest Products, Inc.                          1,450          44,747
                                                                   ------------
                                                                       590,686
                                                                   ------------

CHEMICALS (1.34%)
Schulman (A.), Inc.                                      2,050          40,283
Arch Chemicals, Inc.                                     1,880          53,072
HB Fuller Co.                                            2,170          61,715
Georgia Gulf Corp.                                       2,450          73,867
MacDermid, Inc.                                          2,360          83,048
OM Group, Inc. *                                         2,141          65,086
Omnova Solutions, Inc. *                                 1,030           5,408
Penford Corp.                                              570           9,496
Polyone Corp. *                                          4,310          28,662
Quaker Chemical Corp.                                      860          21,844
Wellnan, Inc.                                            1,720          14,362
                                                                   ------------
                                                                       456,843
                                                                   ------------

COMMERCIAL SERVICES (3.92%)
Aaron Rents, Inc.                                        2,460          61,229
ABM Industries, Inc.                                     3,380          60,671
Administaff, Inc. * +                                    1,940          33,814
Angelica Corp.                                             860          19,634
Arbitron, Inc. *                                         2,310          93,001
Bowne & Co., Inc.                                        2,334          39,911
CDI Corp.                                                1,579          50,970

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
Central Parking Corp.                                    2,645     $    53,112
Coinstar, Inc. * +                                       1,620          25,709
Consolidated Graphics, Inc. *                            1,240          47,678
CPI Corp.                                                  840          15,985
G&K Services, Inc.                                       1,697          63,162
Heidrick & Struggles, Inc. *                             1,430          34,220
Hooper Holmes, Inc.                                      3,140          19,594
Insurance Auto Auctions, Inc. *                            740          10,752
Kroll, Inc. *                                            3,070          82,430
Labor Ready, Inc. *                                      2,730          36,910
MAXIMUS, Inc. *                                          1,630          57,050
Memberworks, Inc. * +                                      870          30,380
NCO Group, Inc. *                                        1,950          45,571
On Assignment, Inc. *                                    1,320           7,379
PAREXEL International Corp. *                            1,840          32,881
Pharmaceutical Product Development, Inc. * +             4,150         123,629
Pre-Paid Legal Services, Inc. * +                        1,340          32,803
PRG-Schultz International, Inc. *                        2,805          12,342
SOURCECORP, Inc. *                                       1,300          34,450
Spherion Corp. *                                         3,956          40,470
Startek, Inc.                                            1,170          42,518
The Nautilus Group, Inc. +                               2,460          38,745
Volt Information Sciences, Inc. *                        1,230          30,061
Watson Wyatt & Co. Holdings *                            2,400          60,576
                                                                   ------------
                                                                     1,337,637
                                                                   ------------

COMMUNICATIONS SERVICES (0.28%)
Webex Communications * +                                 3,190          94,839
                                                                   ------------

COMPUTER HARDWARE (0.23%)
Hutchinson Technology, Inc. *                            2,020          56,681
Talx Corp.                                               1,050          23,047
                                                                   ------------
                                                                        79,728
                                                                   ------------

COMPUTER SERVICES (0.97%)
CACI International, Inc. *                               2,220          95,460
Carreker Corp. *                                         1,730          13,702
Ciber, Inc. *                                            3,930          43,230
Factset Research Systems, Inc.                           2,560         108,954
Manhattan Associates, Inc. *                             2,300          63,940
SCM Microsystems, Inc. *                                   830           5,569
                                                                   ------------
                                                                       330,855
                                                                   ------------

COMPUTER SOFTWARE (3.95%)
American Management Systems *                            2,878          55,258
Ansys, Inc. *                                            1,280          50,867
Avid Technology, Inc. *                                  2,350         108,405

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
Barra, Inc.                                              1,530     $    53,535
Captaris, Inc. *                                         1,190           6,545
Concord Communications, Inc. *                           1,370          19,742
Digi International, Inc. *                               1,320          13,028
eFunds Corp. *                                           3,260          53,464
EPIQ Systems, Inc. * +                                   1,320          21,622
Filenet Corp. *                                          2,842          75,739
Global Payments, Inc.                                    2,830         127,576
Hyperion Solutions Corp. *                               3,036         125,842
Inter-Tel, Inc.                                          1,950          58,617
JDA Software Group, Inc. *                               2,140          31,137
Mantech International Corp. *                            2,300          47,127
Mapinfo Corp. *                                          1,110          14,164
Midway Games, Inc. * +                                   2,250          16,380
MRO Software, Inc. *                                     1,810          21,032
Netegrity, Inc. *                                        2,220          18,870
PC-Tel, Inc. *                                           1,560          16,115
Phoenix Technologies Ltd. *                              1,340           7,223
Pinnacle Systems, Inc. *                                 4,070          36,752
Progress Software Corp. *                                2,566          61,558
Roxio, Inc. * +                                          1,700           7,599
Serena Software, Inc. * +                                2,910          59,219
SPSS, Inc. *                                             1,390          25,437
Take-Two Interactive Software *                          3,300         121,374
THQ, Inc. *                                              2,805          56,745
Verity, Inc. *                                           2,710          37,046
                                                                   ------------
                                                                     1,348,018
                                                                   ------------

COMPUTERS-INTEGRATED SYSTEMS (0.95%)
Agilysys, Inc.                                           2,110          25,109
Brooktrout, Inc. *                                       1,010          20,038
Catapult Communications Corp. *                          1,060          18,899
Kronos, Inc. *                                           2,350          76,445
Mercury Computer Systems, Inc. *                         1,670          42,585
Micros Systems, Inc. *                                   1,460          65,919
NYFIX, Inc. *                                            1,560           8,050
Radiant Systems, Inc. *                                  1,490           8,958
Radisys Corp. *                                          1,430          29,887
Safenet, Inc. *                                            733          27,517
                                                                   ------------
                                                                       323,407
                                                                   ------------

CONSUMER PRODUCTS (0.68%)
Fossil, Inc. *                                           3,600         120,060
Russ Berrie & Co., Inc.                                  1,868          65,380
Wd-40 Co.                                                1,350          47,250
                                                                   ------------
                                                                       232,690
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
DISTRIBUTION/WHOLESALE (1.42%)
Advanced Marketing Services                                890     $     8,811
Bell Microproducts, Inc. *                               1,560          11,232
Hughes Supply, Inc.                                      2,275         119,210
Owens & Minor, Inc.                                      2,794          70,688
SCP Pool Corp. *                                         2,790         103,955
United Stationers, Inc. *                                2,600         109,460
Watsco, Inc.                                             2,065          59,885
                                                                   ------------
                                                                       483,241
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES (1.03%)
Financial Federal Corp. *                                1,430          47,805
Idine Rewards Network Financial * +                      1,420          14,200
Investment Technology Group *                            3,180          48,654
New Century Financial Corp.                              2,629         127,664
Piper Jaffray Cos., Inc. *                               1,660          89,889
SWS Group, Inc.                                          1,255          22,477
                                                                   ------------
                                                                       350,689
                                                                   ------------

DIVERSIFIED HOLDINGS (0.13%)
CP HOLDRS                                                   40           2,351
Roto-Rooter, Inc.                                          805          40,693
                                                                   ------------
                                                                        43,044
                                                                   ------------

DIVERSIFIED MANUFACTURING (1.74%)
Acuity Brands, Inc.                                      3,060          73,073
AO Smith Corp.                                           2,222          64,327
Aptargroup, Inc.                                         2,828         108,595
Barnes Group, Inc.                                       1,840          51,318
Griffon Corp. *                                          2,150          46,440
Immucor, Inc. *                                          1,440          26,093
Lydall, Inc. *                                             650           6,630
Myers Industries, Inc.                                   1,510          18,573
Roper Industries, Inc.                                   2,736         132,012
Standex International Corp.                              1,170          31,590
Tredegar Corp.                                           2,404          35,170
                                                                   ------------
                                                                       593,821
                                                                   ------------

E-COMMERCE (0.02%)
QRS Corp. *                                              1,120           6,317
                                                                   ------------

ELECTRICAL COMPONENTS (0.64%)
Advanced Energy Industries, Inc. *                       2,460          50,159
Artesyn Technologies, Inc. *                             2,630          25,038
Belden, Inc.                                             1,880          35,664

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
C&D Technologies, Inc.                                   1,850     $    30,913
Intermagnetics General Corp. *                           1,298          34,397
Magnetek, Inc. *                                           830           6,275
Vicor Corp. *                                            2,909          35,693
                                                                   ------------
                                                                       218,139
                                                                   ------------

ELECTRONIC COMPONENTS (1.38%)
Bel Fuse, Inc.                                           1,000          32,740
Benchmark Electronics, Inc. *                            3,070          96,644
CTS Corp.                                                2,540          33,122
Cubic Corp.                                              1,990          51,740
Daktronics, Inc. *                                       1,420          32,049
DSP Group, Inc. *                                        2,130          54,805
Methode Electronics                                      2,230          28,767
Planar Systems, Inc. *                                   1,060          15,084
Rogers Corp. *                                           1,370          73,117
Technitrol, Inc. *                                       2,880          54,144
                                                                   ------------
                                                                       472,212
                                                                   ------------

ELECTRONIC INSTRUMENTS (1.51%)
BEI Technologies, Inc.                                   1,140          25,604
Coherent, Inc. *                                         2,270          59,678
Cymer, Inc. *                                            2,740         105,792
Dionex Corp. *                                           1,688          89,126
Electro Scientific Industries, Inc. *                    2,390          56,261
Meade Instruments Corp. *                                1,160           4,686
Photon Dynamics, Inc. *                                  1,240          40,461
Watts Industries, Inc.                                   2,380          55,668
Woodward Governor Co.                                      950          60,553
X-Rite, Inc.                                             1,240          18,464
                                                                   ------------
                                                                       516,293
                                                                   ------------

ELECTRONIC  MEASURING INSTRUMENTS (1.00%)
Analogic Corp.                                           1,230          55,953
FEI Co. *                                                2,480          54,188
Flir Systems, Inc. *                                     2,480          94,538
Itron, Inc. *                                            1,510          28,101
Keithley Instruments, Inc.                               1,180          24,438
Trimble Navigation Ltd. *                                3,705          84,956
                                                                   ------------
                                                                       342,174
                                                                   ------------

ELECTRONICS (0.80%)
Brady Corp.                                              1,900          72,352
Checkpoint Systems, Inc. *                               2,420          45,738
Invision Technologies, Inc. *                            1,280          63,578

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
Park Electrochemical Corp.                               1,624     $    41,087
Paxar Corp. *                                            2,109          31,108
SBS Technologies, Inc. *                                 1,160          17,933
                                                                   ------------
                                                                       271,796
                                                                   ------------

ENGINEERING SERVICES (0.43%)
EMCOR Group, Inc. *                                      1,260          46,242
Insituform Technologies, Inc. *                          1,800          28,134
URS Corp. *                                              2,460          70,799
                                                                   ------------
                                                                       145,175
                                                                   ------------

ENVIRONMENTAL CONTROL (0.65%)
Ionics, Inc. * +                                         1,775          50,410
Tetra Tech, Inc. *                                       3,943          84,617
Waste Connections, Inc. *                                2,190          87,162
                                                                   ------------
                                                                       222,189
                                                                   ------------

FILTRATION PRODUCTS (0.46%)
Clarcor, Inc.                                            2,100          92,715
Cuno, Inc. *                                             1,440          64,627
                                                                   ------------
                                                                       157,342
                                                                   ------------

FOOD (2.09%)
American Italian Pasta Co. +                             1,420          56,701
Corn Products International, Inc.                        2,820         112,800
Flowers Industries, Inc.                                 3,290          86,330
Great Atlantic & Pacific Tea Co. *                       2,440          18,886
Hain Celestial Group, Inc. *                             2,460          54,341
International Multifoods Corp. *                         1,390          34,361
J&J Snack Foods Corp. *                                    880          39,758
Nash Finch Co.                                           1,930          31,633
Performance Food Group Co. *                               930          22,022
Ralcorp Holdings, Inc. *                                 3,440         118,164
United Natural Foods, Inc. *                             2,150          65,424
                                                         1,510          72,616
                                                                   ------------
                                                                       713,036
                                                                   ------------

FOREST PRODUCTS & PAPER (0.49%)
Buckeye Technologies, Inc. *                             1,940          20,098
Caraustar Industries, Inc. *                             1,805          21,028
Deltic Timber Corp.                                      1,130          40,092
Pope & Talbot, Inc.                                      1,205          20,714
Rock-Tenn Co.                                            2,000          28,840
Wausau-Mosinee Paper Corp.                               2,620          36,916
                                                                   ------------
                                                                       167,688
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
GARDEN  PRODUCTS (0.36%)
Toro Co.                                                 1,988     $   123,256
                                                                   ------------

HAND/MACHINE TOOLS (0.29%)
Baldor Electric Co.                                      2,350          54,003
Milacron, Inc. *                                         1,770           6,142
Regal-Beloit Corp.                                       1,928          38,521
                                                                   ------------
                                                                        98,666
                                                                   ------------

HEALTHCARE PRODUCTS (6.46%)
Advanced Medical Optics, Inc. *                          2,130          51,972
American Healthways, Inc. * +                            2,340          57,143
American Medical Systems Holdings, Inc. *                2,460          65,190
Arthrocare Corp. *                                       1,560          36,052
Biosite, Inc. * +                                        1,200          38,364
Centene Corp. *                                          1,530          46,803
Conmed Corp. *                                           2,150          63,511
Cooper Cos., Inc.                                        2,370         127,980
Cross Country Healthcare, Inc. *                         2,270          37,795
Datascope Corp.                                          1,230          43,222
Diagnostic Products Corp.                                2,220          96,126
Haemonetics Corp. *                                      1,790          56,296
Hologic, Inc. *                                          1,470          29,768
ICU Medical, Inc. * +                                    1,080          32,800
Idexx Laboratories, Inc. *                               2,669         151,786
Inamed Corp. *                                           2,620         139,594
Invacare Corp.                                           2,366         106,801
Mentor Corp.                                             3,276          98,608
Natures Sunshine Products, Inc.                            730          10,833
NBTY, Inc.*                                              4,933         183,409
Odyssey Healthcare, Inc. *                               2,665          50,235
PolyMedica Corp. +                                       1,920          51,494
Resmed, Inc. *                                           2,560         115,686
Respironics, Inc. *                                      2,670         144,233
Sola International, Inc. *                               2,300          53,475
SurModics, Inc. * +                                      1,320          26,281
Sybron Dental Specialties, Inc. *                        2,790          76,028
Techne Corp. *                                           3,100         126,511
UnitedHealth Group, Inc.                                     1              64
Viasys Healthcare, Inc. *                                2,210          49,990
Vital Signs, Inc.                                        1,103          37,204
                                                                   ------------
                                                                     2,205,254
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
HEALTHCARE SERVICES (2.37%)
AMERIGROUP Corp. *                                       1,830     $    83,631
Amsurg Corp. *                                           2,265          51,438
Curative Health Services, Inc. *                           690           9,246
Orthodontic Centers Of America * +                       2,860          22,594
Pediatrix Medical Group, Inc. *                          1,790         112,770
Province Healthcare Co. *                                3,370          53,583
RehabCare Group, Inc. *                                  1,240          24,651
Renal Care Group, Inc. *                                 3,630         166,109
Sierra Health Services *                                 2,030          73,892
Sunrise Assisted Living, Inc. * +                        1,540          55,209
United Surgical Partners International, Inc. *           2,060          69,916
US Oncology, Inc. *                                      5,790          85,576
                                                                   ------------
                                                                       808,615
                                                                   ------------

HOME BUILDERS (2.93%)
Champion Enterprises, Inc. *                             4,105          43,513
Coachmen Industries, Inc.                                1,120          18,682
Fleetwood Enterprises, Inc. * +                          2,770          34,016
MDC Holdings, Inc.                                       2,482         174,705
Monaco Coach Corp.                                       2,235          59,898
NVR, Inc. *                                                500         230,000
Ryland Group, Inc.                                       1,888         167,711
Skyline Corp.                                              950          36,642
Standard-Pacific Corp.                                   2,510         150,600
Winnebago Industries                                     2,680          83,536
                                                                   ------------
                                                                       999,303
                                                                   ------------

HOME FURNISHINGS (0.66%)
Bassett Furniture Industries, Inc.                         988          19,592
Ethan Allen Interiors, Inc.                              2,906         119,902
La-Z-Boy, Inc.                                           3,903          84,929
                                                                   ------------
                                                                       224,423
                                                                   ------------

HOTELS & MOTELS (0.10%)
Prime Hospitality Corp. *                                2,890          32,888
                                                                   ------------

HOUSEWARES (0.19%)
Enesco Group, Inc. *                                       390           4,485
Libbey, Inc.                                             1,100          28,523
National Presto Industries, Inc.                           870          33,721
                                                                   ------------
                                                                        66,729
                                                                   ------------

INSURANCE (2.06%)
Delphi Financial Group                                   2,373          99,713
Hilb Rogal & Hamilton Co.                                2,700         102,870
Landamerica Financial Group, Inc.                        1,530          69,248

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
Philadelphia Consolidated Holding Co. *                  1,680     $    97,440
Presidential Life Corp.                                  1,910          28,612
RLI Corp.                                                1,880          72,568
SCPIE Holdings, Inc.                                       610           5,002
Selective Insurance Group                                2,028          71,122
Stewart Information Services Corp.                       1,420          55,806
UICI *                                                   2,830          41,771
Zenith National Insurance Corp. +                        1,538          60,290
                                                                   ------------
                                                                       704,442
                                                                   ------------

INTERNET SERVICES & SOFTWARE (0.35%)
J2 Global Communications, Inc. * +                       1,720          38,803
Websense, Inc. *                                         1,710          50,633
Zix Corp. * +                                            2,080          30,326
                                                                   ------------
                                                                       119,762
                                                                   ------------

LEISURE & RECREATION (0.21%)
Bally Total Fitness Holding Corp. *                      1,680           9,845
K2, Inc. *                                               2,500          40,075
Pegasus Solutions, Inc. *                                1,750          20,440
                                                                   ------------
                                                                        70,360
                                                                   ------------

MACHINERY-DIVERSIFIED (2.39%)
Albany International Corp.                               2,550          68,569
Applied Industrial Technologies, Inc.                    1,480          33,626
Astec Industries, Inc. *                                 1,320          21,265
Briggs & Stratton                                        1,830         123,470
Brooks-PRI Automation, Inc. *                            3,270          68,605
Cognex Corp.                                             3,317         110,290
Gardner Denver, Inc. *                                   1,340          36,287
Gerber Scientific, Inc. *                                1,491          10,139
IDEX Corp.                                               2,680         116,526
JLG Industries, Inc.                                     2,970          42,471
Lindsay Manufacturing Co.                                1,049          25,260
Manitowoc Co.                                            2,057          60,846
Robbins & Meyers, Inc.                                   1,170          25,214
Stewart & Stevenson Services                             1,770          25,877
Thomas Industries, Inc.                                  1,540          48,510
                                                                   ------------
                                                                       816,955
                                                                   ------------

MEDIA (0.17%)
4kids Entertainment, Inc. *                              1,070          23,936
Information Holdings, Inc. *                             1,630          33,611
                                                                   ------------
                                                                        57,547
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
MEDICAL INFORMATION SYSTEMS (0.71%)
Cerner Corp. * +                                         2,690     $   121,561
Dendrite International, Inc. *                           2,965          47,440
NDCHealth Corp.                                          2,666          72,382
                                                                   ------------
                                                                       241,383
                                                                   ------------

METAL FABRICATION (2.00%)
AM Castle & Co. *                                          757           6,843
Carpenter Technology                                     1,800          59,184
Commercial Metals Co.                                    2,160          68,774
Intermet Corp.                                             260           1,170
Kaydon Corp.                                             2,160          59,465
Lawson Products                                          1,010          32,936
Maverick Tube Corp. *                                    3,080          72,534
Mueller Industries, Inc.                                 2,622          89,122
Quanex Corp.                                             1,358          57,701
Shaw Group, Inc. * +                                     4,060          44,010
Timken Co.                                               6,510         151,227
Valmont Industries, Inc.                                 1,680          33,566
Wolverine Tube, Inc. *                                     825           6,922
                                                                   ------------
                                                                       683,454
                                                                   ------------

METALS (0.80%)
Cleveland-Cliffs, Inc. *                                   840          54,961
Material Sciences Corp. *                                  630           6,930
Reliance Steel & Aluminum Co.                            2,465          86,645
Ryerson Tull, Inc.                                       1,740          22,777
Steel Dynamics, Inc. *                                   3,580          88,712
Steel Technologies, Inc.                                   740          14,297
                                                                   ------------
                                                                       274,322
                                                                   ------------

MILITARY DEFENSE (0.28%)
Engineered Support Systems, Inc.                         1,990          97,092
                                                                   ------------

MINING (0.65%)
Brush Engineered Materials, Inc. *                       1,270          25,743
Century Aluminum Co. *                                   1,620          45,733
Commonwealth Industries, Inc. *                            930           6,798
Massey Energy Co.                                        5,520         121,826
RTI International Metal, Inc. *                          1,450          22,954
                                                                   ------------
                                                                       223,054
                                                                   ------------

OFFICE EQUIPMENT (0.41%)
Global Imaging Systems, Inc. *                           1,710          56,806
Imagistics International, Inc. *                         1,420          62,551
Interface, Inc. *                                        2,468          19,621
                                                                   ------------
                                                                       138,978
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
OFFICE SUPPLIES (0.41%)
John H. Harland Co.                                      2,180     $    67,842
New England Business Services, Inc.                      1,190          40,281
Standard Register Co.                                    1,990          31,900
                                                                   ------------
                                                                       140,023
                                                                   ------------

OIL & GAS (5.80%)
Atwood Oceanics, Inc. *                                  1,350          48,047
Cabot Oil & Gas Corp.                                    2,391          73,069
CAL Dive International, Inc. *                           2,570          66,383
CARBO Ceramics, Inc.                                     1,300          81,835
Cimarex Energy Co. *                                     2,900          83,810
Dril-Quip, Inc. *                                        1,050          17,262
Eagle Geophysical, Inc. *                                   65               -
Evergreen Resources, Inc. *                              3,140         107,859
Frontier Oil Corp.                                       2,010          38,954
Hydril Co. *                                             1,570          41,134
Input/Output, Inc. *                                     2,704          20,956
Lone Star Technologies *                                 2,120          37,460
Newfield Exploration Co. *                               4,202         201,402
Nuevo Energy Co. *                                       1,520          49,491
Oceaneering International, Inc. *                        1,846          56,211
Patina Oil & Gas Corp.                                   5,136         134,820
Plains Resources, Inc. *                                 1,550          28,179
Prima Energy Corp. *                                     1,080          37,314
Remington Oil & Gas Corp. *                              1,850          36,538
Seacor Smit, Inc. *                                      1,680          69,014
Southwestern Energy Co. *                                2,490          60,059
Spinaker Exploration Co. *                               2,480          89,082
St. Mary Land & Exploration Co.                          2,060          68,866
Stone Energy Corp. *                                     2,090         103,371
Swift Energy Co. *                                       1,990          37,511
Tetra Technologies, Inc. *                               1,755          45,858
Tom Brown, Inc. *                                        3,400         127,840
Unit Corp. *                                             3,060          83,905
Veritas DGC, Inc. * +                                    2,350          48,645
Vintage Petroleum, Inc                                   4,206          61,660
W-H Energy Services, Inc. *                              1,490          21,560
                                                                   ------------
                                                                     1,978,095
                                                                   ------------

PACKAGING & CONTAINERS (0.09%)
Chesapeake Corp.                                         1,330          31,747
                                                                   ------------

PHARMACEUTICALS (1.51%)
Accredo Health, Inc. *                                   3,560         135,636
Alpharma, Inc.                                           3,790          74,322

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
Cima Labs, Inc. *                                        1,170     $    36,773
Medicis Pharmaceutical                                   4,110         164,400
Noven Pharmaceuticals, Inc. *                            1,710          36,714
Priority Healthcare Corp. *                              3,158          67,234
                                                                   ------------
                                                                       515,079
                                                                   ------------

PHOTOGRAPHY EQUIPMENT (0.03%)
Concord Camera Photo Equipment *                         1,740          10,927
                                                                   ------------

PUBLISHING (0.09%)
Thomas Nelson, Inc.                                      1,150          31,303
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS (2.42%)
Capital Automotive REIT                                  2,750          97,103
Colonial Properties Trust                                2,540         103,632
Commercial Net Lease Realty                              2,490          49,178
Essex Property Trust, Inc.                               2,120         138,860
Gables Residential Trust                                 2,580          93,525
Glenborough Realty Trust, Inc.                           2,030          45,371
Kilroy Realty Corp.                                      2,400          85,200
Lexington Corporate Properties Trust                     2,860          62,319
Shurgard Storage Centers, Inc.                           3,760         150,024
                                                                   ------------
                                                                       825,212
                                                                   ------------

RECREATIONAL VEHICLES (0.95%)
Arctic Cat, Inc.                                         1,780          45,372
Polaris Industries, Inc.                                 3,560         161,766
Thor Industries, Inc.                                    4,310         115,767
                                                                   ------------
                                                                       322,905
                                                                   ------------

RECYCLING (0.01%)
IMCO Recycling, Inc. *                                     460           4,333
                                                                   ------------

RETAIL-APPAREL (2.34%)
Brown Shoe Co., Inc.                                     1,499          54,609
Burlington Coat Factory Warehouse Corp.                  3,300          65,340
Cato Corp.                                               1,600          32,128
Childrens Place * +                                      2,070          64,108
Christopher & Banks Corp.                                2,790          58,897
Dress Barn, Inc. *                                       2,132          37,395
Genesco, Inc. *                                          1,670          38,711
Goody's Family Clothing, Inc.                            1,850          26,400
HOT Topic, Inc. *                                        3,605          95,352
Men's Wearhouse, Inc. *                                  2,875          76,389
Pacific Sunwear Of California *                          5,833         143,142
Stein Mart, Inc. *                                       2,770          38,226

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
Too, Inc. *                                              2,590     $    54,260
Wet Seal, Inc. *                                         1,750          14,437
                                                                   ------------
                                                                       799,394
                                                                   ------------

RETAIL-AUTO PARTS (0.67%)
Group 1 Automotive, Inc. *                               1,780          64,436
PEP Boys-Manny Moe & Jack                                4,050         112,388
TBC Corp. *                                              1,740          51,104
                                                                   ------------
                                                                       227,928
                                                                   ------------

RETAIL-BEDDING (0.56%)
Linens 'N Things, Inc. *                                 3,400         120,394
Select Comfort Corp. * +                                 2,530          69,803
                                                                   ------------
                                                                       190,197
                                                                   ------------

RETAIL-COMPUTER EQUIPMENT (0.36%)
Electronics Boutique Holdings Corp. *                    1,890          55,490
Insight Enterprises, Inc. *                              3,435          66,124
                                                                   ------------
                                                                       121,614
                                                                   ------------

RETAIL-CONSUMER ELECTRONICS (0.01%)
Ultimate Electronics, Inc. *                               780           5,093
                                                                   ------------

RETAIL-CONVENIENCE STORE (0.16%)
Casey's General Stores, Inc.                             3,392          56,307
                                                                   ------------

RETAIL-DISCOUNT (0.31%)
Fred's, Inc.                                             2,950          71,596
ShopKo Stores, Inc. *                                    2,324          33,977
                                                                   ------------
                                                                       105,573
                                                                   ------------

RETAIL-DRUG STORE (0.09%)
Duane Reade, Inc. *                                      1,740          29,476
                                                                   ------------

RETAIL-FABRIC STORE (0.20%)
Hancock Fabrics, Inc.                                    1,300          20,657
Jo-Ann Stores, Inc. *                                    1,692          47,461
                                                                   ------------
                                                                        68,118
                                                                   ------------

RETAIL-GARDENING PRODUCTS (0.32%)
Tractor Supply *                                         2,820         109,190
                                                                   ------------

RETAIL-HOME FURNISHINGS (0.32%)
Cost Plus, Inc. *                                        1,700          70,975
Haverty Furniture Cos., Inc.                             1,720          36,602
                                                                   ------------
                                                                       107,577
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
RETAIL-JEWELRY (0.37%)
Zale Corp. *                                             2,050     $   126,177
                                                                   ------------

RETAIL-MAIL ORDER (0.09%)
J. Jill Group, Inc. *                                    1,470          30,164
                                                                   ------------

RETAIL-MUSIC (0.20%)
Guitar Center, Inc. *                                    1,830          67,966
                                                                   ------------

RETAIL-OFFICE SUPPLIES (0.15%)
School Specialty, Inc. *                                 1,480          52,644
                                                                   ------------

RETAIL-PAWN (0.14%)
Cash America International, Inc.                         2,060          47,483
                                                                   ------------

RETAIL-RESTAURANTS (1.50%)
CEC Entertainment, Inc. *                                3,243         112,532
Ihop Corp.                                               2,100          72,324
Landry's Restaurants, Inc.                               2,350          70,101
P.F. Chang's China Bistro, Inc. * +                      2,190         110,179
Panera Bread Co. * +                                     2,410          93,797
Papa John's International, Inc. *                        1,560          52,790
                                                                   ------------
                                                                       511,723
                                                                   ------------

RETAIL-VIDEO RENTAL (0.13%)
Movie Gallery, Inc.                                      2,300          45,057
                                                                   ------------

SAVINGS & LOANS (2.61%)
Anchor Bancorp Wisconsin, Inc.                           1,580          40,369
Bankunited Financial Corp. *                             2,250          66,825
Commercial Federal Corp.                                 3,080          85,008
Dime Community Bancshares                                2,797          56,919
Downey Financial Corp.                                   2,296         121,459
FirstFed Financial Corp. *                               1,410          65,043
Flagstar Bancorp, Inc.                                   4,290         110,039
MAF Bancorp, Inc.                                        2,640         114,734
Seacoast Financial Services Corp.                        1,960          65,660
Staten Island Bancorp, Inc.                              4,130         102,754
Waypoint Financial Corp.                                 2,361          63,322
                                                                   ------------
                                                                       892,132
                                                                   ------------

SEMICONDUCTORS (3.21%)
Actel Corp. *                                            1,980          44,807
Alliance Semiconductor Corp. *                           2,220          16,894
ATMI, Inc. *                                             2,400          63,168

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
Axcelis Technologies, Inc. *                             6,910     $    76,839
Cohu, Inc.                                               1,680          31,332
Dupont Photomasks, Inc. *                                1,520          35,355
ESS Technology *                                         2,800          41,048
Exar Corp. *                                             3,010          55,685
Helix Technology Corp.                                   2,000          48,500
Kopin Corp. *                                            3,910          22,600
Kulicke & Soffa Industries, Inc. *                       3,550          41,606
Microsemi Corp. *                                        4,300          58,824
Pericom Semiconductor Corp. *                            1,570          18,024
Photronics, Inc. *                                       2,390          42,399
Power Integrations, Inc. *                               2,310          67,752
Rudolph Technologies, Inc. *                             1,280          23,974
Skyworks Solutions, Inc. *                              10,700         124,762
Standard Microsystems Corp. *                            1,440          38,362
Supertex, Inc. *                                         1,030          17,180
Three-Five Systems, Inc. *                               1,150           7,532
Ultratech Stepper, Inc. *                                1,780          41,492
Varian Semiconductor Equipment Associates, Inc. *        2,730         114,660
Veeco Instruments, Inc. *                                2,250          63,113
                                                                   ------------
                                                                     1,095,908
                                                                   ------------

STORAGE/WAREHOUSING (0.06%)
Mobile Mini, Inc. * +                                    1,090          18,857
                                                                   ------------

TELECOMMUNICATIONS (2.00%)
Adaptec, Inc. *                                          7,010          61,408
Aeroflex, Inc. *                                         4,745          63,868
Anixter International, Inc.                              2,726          77,009
Audiovox Corp. *                                         1,990          39,800
Black Box Corp.                                          1,460          78,241
Boston Communications Group *                              960          11,376
Cable Design Technologies Corp. * +                      2,570          24,364
C-COR.net Corp. *                                        3,010          42,200
Commonwealth Telephone Enterprises, Inc. *               1,890          77,509
General Communication *                                  3,130          28,483
Harmonic, Inc. *                                         5,010          48,347
Intrado, Inc. *                                          1,170          22,638
Network Equipment Technologies, Inc. *                   1,570          15,669
Symmetricom, Inc. *                                      2,675          23,995
Tollgrade Communications, Inc. *                         1,020          16,279
Viasat, Inc. *                                           2,000          49,760
                                                                   ------------
                                                                       680,946
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
THERAPEUTICS (0.44%)
MGI Pharma, Inc. *                                       2,370     $   145,186
Theragenics Corp. *                                      1,150           6,187
                                                                   ------------
                                                                       151,373
                                                                   ------------

TOY/GAMES/HOBBIES (0.20%)
Action Performance Cos., Inc.                            1,320          20,156
Department 56 *                                          1,500          22,170
Jakks Pacific, Inc. * +                                  1,820          27,300
                                                                   ------------
                                                                        69,626
                                                                   ------------

TRANSPORTATION (2.24%)
Arkansas Best Corp.                                      1,890          50,633
EGL, Inc. *                                              3,250          58,370
Forward Air Corp. *                                      1,710          56,208
Heartland Express, Inc.                                  3,564          81,188
Kansas City Southern *                                   4,000          55,600
Kirby Corp. *                                            1,857          62,748
Knight Transportation, Inc. *                            2,740          65,705
Landstar System, Inc. *                                  2,520         103,169
Offshore Logistics, Inc. *                               1,710          39,415
SCS Transportation, Inc. *                                   1              22
USF Corp.                                                2,162          73,984
Yellow Corp. *                                           3,525         118,687
                                                                   ------------
                                                                       765,729
                                                                   ------------

UTILITIES (3.61%)
American States Water Co.                                1,095          26,718
Atmos Energy Corp.                                       3,456          88,370
Avista Corp.                                             3,150          59,598
Cascade Natural Gas Corp.                                1,380          30,070
Central Vermont Public Sevice Corp.                      1,640          36,900
CH Energy Group, Inc.                                    1,610          79,035
Cleco Corp.                                              2,990          56,900
El Paso Electric Co. *                                   2,320          32,109
Energen Corp.                                            2,790         115,087
Green Mountain Power Corp.                                 670          17,333
Laclede Group, Inc.                                      1,530          46,359
New Jersey Resources Corp.                               2,084          78,775
Northwest Natural Gas Co.                                1,802          56,312
NUI Corp.                                                  980          16,572
Piedmont Natural Gas Co.                                 2,889         121,974
Southern Union Co. *                                     4,940          93,613
Southwest Gas Corp.                                      2,069          48,415

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
UGI Corp.                                                3,030     $    99,748
UIL Holdings Corp.                                       1,381          66,523
Unisource Energy Corp.                                   2,460          60,442
                                                                   ------------
                                                                     1,230,853
                                                                   ------------

TOTAL COMMON STOCK (Cost $28,369,885)                               33,263,343
                                                                   ------------


MISCELLANEOUS INVESTMENTS (1.29%)
Midcap SPDR Trust Series 1 +                             4,000         441,040
Other Investments +                                      1,500              41
                                                                   ------------
TOTAL MISCELLANEOUS INVESTMENTS (Cost $438,728)                        441,081
                                                                   ------------


SHORT TERM INVESTMENTS (6.30%)
Deutsche Bank Tri-Part Agency Repurchase
Agreement, 1.06%, 04/01/04 #                         1,843,847       1,843,847
Fifth Third Institutional Government
Money Market Fund, 0.79% **                            307,170         307,170
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS (Cost $2,151,017)                       2,151,017


                     TOTAL INVESTMENTS
                        (Cost $30,959,630) (105.07%)               $35,855,441
                     LIABILITIES IN EXCESS
                        OF OTHER ASSETS (-5.07%)                    (1,731,455)
                                                                   ------------
                     NET ASSETS (100%)                             $34,123,986
                                                                   ============

Cost for federal income tax at March 31, 2004
   was $30,990,445 and net unrealized
   appreciation consisted of:
     Gross unrealized appreciation                                 $ 6,774,119
     Gross unrealized depreciation                                  (1,909,123)
                                                                   ------------
     Net unrealized appreciation                                   $ 4,864,996
                                                                   ============


*  Non-income producing investment
** Rate shown represents the rate at March 31, 2004, is subject to change and resets daily.
# Represents investment of cash received as collateral for securities on loan. + Portion or all of this security is on loan.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
COMMON STOCK (92.23%)

AUSTRIA (0.21%)
Telekom Austria AG ADR *                                 1,060     $    30,284
                                                                   ------------

AUSTRALIA (5.11%)
Amcor Ltd. ADR                                           3,270          80,475
Ansell Ltd. ADR                                          1,150          24,150
Australia & New Zealand Banking Group Ltd. ADR           1,830         132,309
BHP Billiton Ltd. ADR                                    4,640          87,139
Coles Myer Ltd. ADR                                      1,630          80,196
CSR Ltd. ADR                                             1,360           7,398
National Australia Bank Ltd. ADR                           930         110,121
Telstra Corp. Ltd. ADR                                   2,420          42,326
Westpac Banking Corp. ADR                                2,720         182,077
                                                                   ------------
                                                                       746,191
                                                                   ------------
BELGIUM (0.19%)
Delhaize Group ADR                                         600          27,906
                                                                   ------------

BRITAIN (22.93%)
Amersham Plc ADR                                           610          45,292
Amvescap Plc ADR                                         1,180          17,853
AstraZeneca Plc ADR                                      3,550         165,891
Barclays Plc ADR                                         4,840         174,918
BG Group Plc ADR                                         2,890          88,145
BOC Group Plc ADR                                        2,370          78,613
Boots Group Plc ADR                                      2,480          56,472
BP Plc ADR                                               7,410         379,392
British Airways Plc ADR *                                  310          15,810
British Sky Broadcasting Plc ADR                           870          44,344
BT Group Plc ADR                                         1,970          65,778
Bunzl Plc ADR                                            1,580          67,024
Carnival Plc ADR                                           676          31,704
Galen Holdings Plc ADR                                     220          13,497
GlaxoSmithKline Plc ADR                                  6,520         260,474
Hanson Plc ADR                                           1,210          46,887
HSBC Holdings Plc ADR                                    4,970         371,756
Imperial Chemical Industries Plc ADR                     1,120          18,782
International Power Plc ADR *                              950          25,698
Kesa Electricals Plc                                       152             751
Kingfisher Plc ADR                                           1               5
Lloyds TSB Group Plc ADR                                 3,890         120,940
Marks & Spencer Group Plc ADR                            1,600          49,137
National Grid Transco Plc ADR                            2,660         107,012

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
Prudential Plc ADR                                       3,080     $    51,682
Reed Elsevier Plc ADR                                    1,610          57,155
Rentokil Initial Plc ADR                                 1,800          30,146
Reuters Group Plc ADR                                      680          29,131
Rexam Plc ADR                                            1,020          42,840
Rio Tinto Plc ADR                                          650          65,377
Scottish Power Plc ADR                                   2,350          66,646
Shell Transport & Trading Co. Plc ADR                    1,130          45,098
Signet Group Plc ADR                                       420          26,040
Smith & Nephew Plc ADR                                     720          36,389
Tesco Plc ADR                                            6,500          88,072
Unilever Plc ADR                                         2,200          88,660
United Utilities Plc ADR                                 3,410          66,495
Vodafone Group Plc ADR                                  13,180         315,002
Wolseley Plc ADR                                         1,795          57,404
WPP Group Plc ADR                                          710          36,153
                                                                   ------------
                                                                     3,348,465
                                                                   ------------
CHINA (0.25%)
PetroChina Co. Ltd. ADR                                    410          20,951
Yanzhou Coal Mining Co. Ltd. ADR                           280          15,540
                                                                   ------------
                                                                        36,491
                                                                   ------------
DENMARK (0.53%)
D/S Torm A/S ADR                                           490          29,223
Novo-Nordisk A/S ADR                                     1,040          48,287
                                                                   ------------
                                                                        77,510
                                                                   ------------
FINLAND (1.80%)
Instrumentarium OYJ ADR                                    570          24,664
Nokia OYJ ADR                                            9,910         200,975
UPM-Kymmene OYJ ADR                                      2,020          37,330
                                                                   ------------
                                                                       262,969
                                                                   ------------
FRANCE (7.56%)
Alcatel SA ADR                                           2,690          42,636
Aventis SA ADR                                           1,750         134,575
AXA ADR                                                  4,650          97,603
Business Objects SA ADR *                                  480          13,680
Dassault Systemes SA ADR                                   470          19,599
Groupe Danone ADR                                        3,160         104,217
Lafarge SA ADR                                           3,160          64,496
Peugeot SA ADR                                             910          46,364
Publicis Groupe ADR                                        930          28,356
Sanofi-Synthelabo SA ADR                                 2,970          97,030
Sodexho Alliance SA ADR                                  1,110          33,522
Suez SA ADR                                              2,860          58,830
Technip SA ADR                                             870          30,102
Thomson ADR                                              1,040          19,396

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
Total SA ADR                                             2,730     $   251,160
Valeo SA ADR                                             1,130          23,440
Veolia Environnement ADR                                 1,370          38,374
                                                                   ------------
                                                                     1,103,380
                                                                   ------------
GERMANY (5.75%)
Allianz AG ADR                                           6,040          65,957
Altana AG ADR                                              270          16,810
BASF AG ADR                                              1,870          95,557
Bayer AG ADR                                             2,510          61,244
Commerzbank AG ADR                                         990          16,765
Deutsche Telekom AG ADR *                                5,610         101,204
E.ON AG ADR                                              1,720         113,554
Infineon Technologies AG ADR *                           1,160          16,994
Pfeiffer Vacuum Technology AG ADR                          500          17,995
RWE AG ADR                                               1,710          76,701
SAP AG ADR                                               1,820          71,544
Schering AG ADR                                          1,090          52,113
Siemens AG ADR                                           1,800         133,290
                                                                   ------------
                                                                       839,728
                                                                   ------------
HONG KONG (1.35%)
CNOOC Ltd. ADR                                           1,430          61,490
Huaneng Power International, Inc. ADR                      230          18,014
Hutchison Whampoa Ltd. ADR                               3,270         117,519
                                                                   ------------
                                                                       197,023
                                                                   ------------
IRELAND (1.04%)
Allied Irish Banks Plc ADR                               2,370          70,981
Bank of Ireland ADR                                      1,250          63,188
Ryanair Holdings Plc ADR *                                 500          17,095
                                                                   ------------
                                                                       151,264
                                                                   ------------
ITALY (3.19%)
Benetton Group SpA ADR                                   1,700          36,890
Ducati Motor Holding SpA ADR *                           1,830          29,692
Enel SpA ADR +                                           3,490         142,706
Ente Nazionale Idrocarburi SpA ADR                       1,610         162,529
Sanpaolo IMI SpA ADR                                     4,130          94,701
                                                                   ------------
                                                                       466,518
                                                                   ------------
JAPAN (17.28%)
Advantest Corp. ADR                                      1,510          30,864
Bridgestone Corp. ADR                                    1,230          38,614
Canon, Inc. ADR                                          2,470         127,946
Casio Computer Co. Ltd. ADR                                360          42,839
CSK Corp. ADR                                              540          23,549
Fuji Photo Film Co. Ltd. ADR                             2,440          77,348
Fujitsu Ltd. ADR                                         2,130          68,076
Hitachi Ltd. ADR                                         1,230          95,386
Honda Motor Co. Ltd. ADR                                 4,510         104,361
Komatsu Ltd. ADR                                         1,590          40,348

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
Konami Corp. ADR                                           640     $    18,720
Kubota Corp. ADR                                         2,050          49,200
Kyocera Corp. ADR                                          520          43,649
Matsushita Electric Industrial Co. Ltd. ADR              6,130          94,525
Millea Holdings, Inc. ADR                                1,500         116,625
Mitsubishi Corp. ADR                                     3,160          74,721
Mitsubishi Tokyo Financial Group, Inc. ADR               9,120          90,562
Mitsui & Co. Ltd. ADR                                      410          74,415
NEC Corp. ADR                                            4,160          34,154
Nidec Corp. ADR                                          1,420          36,991
Nintendo Co. Ltd. ADR                                    2,640          33,338
Nippon Telegraph & Telephone Corp. ADR                   3,780         107,125
Nissan Motor Co. Ltd. ADR                                3,460          76,155
Nomura Holdings, Inc. ADR                                6,740         122,938
NTT DoCoMo, Inc. ADR                                     4,400          97,504
Olympus Corp. ADR                                        1,690          36,388
ORIX Corp. ADR                                           1,170          64,467
Pioneer Corp. ADR                                        1,340          39,342
QP Corp. ADR                                             2,230          38,626
Ricoh Co. Ltd. ADR                                         610          62,525
Sanyo Electric Co. Ltd. ADR                              1,810          44,798
Sharp Corp. ADR                                          3,440          61,469
Shiseido Co. Ltd. ADR                                    1,870          24,374
Sony Corp. ADR                                           2,170          90,728
TDK Corp. ADR                                              540          40,916
Toyota Motor Corp. ADR                                   3,040         226,480
Wacoal Corp. ADR                                         1,390          72,322
                                                                   ------------
                                                                     2,522,388
                                                                   ------------
NETHERLANDS (8.26%)
ABN AMRO Holding NV ADR                                  5,350         120,000
Aegon NV ADR                                             3,307          42,495
Akzo Nobel NV ADR                                        1,510          56,051
ASML Holding NV ADR *                                    1,120          20,530
Equant NV ADR *                                          3,370          61,671
Gucci Group NV                                             350          29,914
ING Groep NV ADR                                         5,720         126,126
James Hardie Industries NV ADR                           1,720          42,536
Koninklijke Ahold NV ADR                                 2,400          19,800
Koninklijke Philips Electronics NV                       3,250          94,185
Reed Elsevier NV ADR                                     2,240          59,360
Royal Dutch Petroleum Co. ADR                            4,850         230,763
Royal KPN NV ADR                                         4,010          31,599
STMicroelectronics NV ADR                                1,690          39,884
TPG NV ADR                                               2,660          56,365

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------     ------------
Unilever NV                                              1,660     $   115,270
VNU NV ADR                                               1,300          37,223
Wolters Kluwer NV ADR                                    1,320          22,564
                                                                   ------------
                                                                     1,206,336
                                                                   ------------
NEW ZEALAND (0.76%)
Telecom Corp. of New Zealand Ltd. ADR                    3,540         110,696
                                                                   ------------

NORWAY (0.69%)
Norsk Hydro ASA ADR                                      1,430         100,772
                                                                   ------------

PORTUGAL (0.94%)
Banco Comercial Portugues SA ADR                         2,030          18,514
Electricidade de Portugal SA ADR                         4,210         119,017
                                                                   ------------
                                                                       137,531
                                                                   ------------
SINGAPORE (0.92%)
DBS Group Holdings Ltd. ADR                              2,480          85,219
United Overseas Bank Ltd. ADR                            3,090          49,403
                                                                   ------------
                                                                       134,622
                                                                   ------------
SPAIN (4.05%)
Banco Bilbao Vizcaya Argentaria SA ADR                   9,310         123,637
Banco Santander Central Hispano SA ADR                  10,870         119,353
Endesa SA ADR                                            5,220          95,161
Repsol YPF SA ADR                                        4,250          88,443
Telefonica SA ADR                                        3,614         164,582
                                                                   ------------
                                                                       591,176
                                                                   ------------
SWEDEN (1.93%)
Electrolux AB ADR                                          760          31,289
Telefonaktiebolaget LM Ericsson ADR *                     3060          84,915
Tele2 AB ADR *                                             440          20,196
SKF AB ADR                                                 920          33,305
Svenska Cellulosa AB ADR                                 1,210          48,376
Volvo AB ADR                                             1,910          63,221
                                                                   ------------
                                                                       281,302
                                                                   ------------
SWITZERLAND (7.49%)
Ciba Specialty Chemicals AG ADR                          2,560          88,038
Compagnie Financiere Richemont AG ADR                    2,420          65,044
Converium Holding AG ADR                                 2,130          52,334
Credit Suisse Group ADR                                  3,580         124,584
Holcim Ltd. ADR                                          2,410          64,442
Novartis AG ADR                                          6,930         295,218
Roche Holding AG ADR                                     2,170         211,973
Serono SA ADR                                            1,090          16,775
Swisscom AG ADR                                          1,950          64,311
Swiss Reinsurance ADR                                    1,070          73,735
Syngenta AG ADR                                          2,530          36,508
                                                                   ------------
                                                                     1,092,962
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Shares        Value
                                                                     -------     ------------
TOTAL COMMON STOCK (Cost $10,284,640)                                            $13,465,514
                                                                                 ------------
INVESTMENT COMPANIES (5.33%)
Ishares MSCI EAFE Index Fund + (Cost $761,825)                         5,500         778,800
                                                                                 ------------

PREFERRED STOCK (0.67%)
Premier Farnell Plc ADR (Cost $70,760)                                 3,860          97,948
                                                                                 ------------

SHORT TERM INVESTMENTS (7.14%)
Deutsche Bank Tri-Part Agency Repurchase Agreement, 1.06%,
04/01/04 #                                                           904,700         904,700
Fifth Third Institutional Government Money Market Fund, 0.97% **     138,018         138,018

                                                                                 ------------
TOTAL SHORT TERM INVESTMENTS (Cost $1,042,718)                                   $ 1,042,718
                                                                                 ------------

                     TOTAL INVESTMENTS (Cost $12,159,943) (105.37%)              $15,384,980
                     LIABILITIES IN EXCESS OF OTHER ASSETS (-5.37%)                 (784,543)
                     NET ASSETS (100%)                                           ------------
                                                                                 $14,600,437
                                                                                 ============

Cost for federal income tax at March 31, 2004 was $12,160,132 and net unrealized appreciation consisted of:
     Gross unrealized appreciation                                               $ 3,263,006
     Gross unrealized depreciation                                                   (38,158)
     Net unrealized appreciation                                                 -------------
                                                                                 $ 3,224,848
                                                                                 ============


*   Non-income producing investment
** Rate shown represents the rate at March 31, 2004, is subject to change and resets daily.
#   Represents investment of cash received as collateral for securities on loan.
+   Portion or all of this security is on loan.
ADR - American depository receipt

  THE ACCOMPANYING NOTES ARE ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                                                                  MARCH 31, 2004
--------------------------------------------------------------------------------------------------------------------------------

                                                          SHORT-TERM       BOND         LARGE CAP      SMALL CAP   INTERNATIONAL
                                                           BOND FUND       FUND        EQUITY FUND    EQUITY FUND      FUND
                                                          -----------  ------------   -------------   -----------  -------------
ASSETS:

     Investments, at value (identified cost $37,032,357,
         $78,048,482, $97,280,334, $30,959,630 and
         $12,159,943, respectively, including $9,777,401,
         $16,127,075, $609,354, $1,769,091 and $891,399
         of securities, respectively) $609,354,
         $1,769,091 and $891,399 of securities loaned,
         respectively)                                    $37,266,077  $ 82,258,386   $  93,131,404   $35,855,441  $ 15,384,980
     Receivables:
         Fund Share sold                                       27,143       151,235         237,729       100,324        64,000
         Dividends and interest                               290,263       779,407         100,721        22,791        54,635
     Prepaid expenses                                          12,764        19,135          21,028        15,542        14,531
                                                          -----------  ------------   -------------   -----------  ------------
                Total assets                               37,596,247    83,208,163      93,490,882    35,994,098    15,518,146
                                                          -----------  ------------   -------------   -----------  ------------
LIABILITIES:
    Payables:
         Fund Share                                       $     4,500  $     55,942   $       3,491   $        --  $        925
         12b-1 fees                                             1,036        15,161          15,324         5,787         3,585
         Due to Custodian                                         314           686           1,984         3,845           843
         Due to Advisor                                         5,136        12,545          17,650         6,329         2,728
         Accrued expenses                                       9,876        22,968          27,317        10,304         4,928
         Payables upon return of securities loaned
           (Note 8)                                        10,049,875    16,628,865         651,202     1,843,847       904,700
                                                          -----------  ------------   -------------   -----------  ------------
                Total liabilities                          10,070,737    16,736,167         716,968     1,870,112       917,709
                                                          -----------  ------------   -------------   -----------  ------------
NET ASSETS                                                $27,525,510  $ 66,471,996   $  92,773,914   $34,123,986  $ 14,600,437
                                                          ===========  ============   =============   ===========  ============
NET ASSETS CONSIST OF:
    Paid-in Capital                                       $27,151,151  $ 63,051,654   $ 105,121,170   $28,679,142  $ 26,010,636
    Undistributed net investment income                        26,478        88,196           8,257         5,514        14,782
    Undistributed realized gain (loss) on investments         114,161      (877,758)     (8,206,583)      543,519   (14,650,684)
    Net unrealized appreciation (depreciation) on:
          Investments                                         233,720     4,209,904      (4,148,930)    4,895,811     3,225,037
          Translation of assets and liabilities in
            foreign currencies                                     --            --              --            --           666
                                                          -----------  ------------   -------------   -----------  ------------
NET ASSETS                                                $27,525,510  $ 66,471,996   $  92,773,914   $34,123,986  $ 14,600,437
                                                          ===========  ============   =============   ===========  ============
CLASS A SHARES (NOTE 1):
    Net assets for 71,431, 1,985,508, 2,531,851, 731,782
        and 586,154 shares outstanding, respectively      $ 1,816,293  $ 51,694,754   $  65,074,771   $24,729,042  $ 11,358,918
    Net asset value, offering and redemption price per
        Class A Share                                     $     25.43  $      26.04   $       25.70   $     33.79  $      19.38
CLASS C SHARES (NOTE 1):
    Net assets for 1,011,801, 565,402, 1,072,643,
        276,071 and 166,266 shares outstanding,
        respectively                                      $25,709,217  $ 14,777,242   $  27,699,143   $ 9,394,944  $  3,241,519
    Net asset value, offering and redemption price per
        Class C share                                     $     25.41  $      26.14   $       25.82   $     34.03  $      19.50

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED MARCH 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

                                         SHORT-TERM         BOND         LARGE CAP      SMALL CAP     INTERNATIONAL
                                          BOND FUND         FUND        EQUITY FUND    EQUITY FUND        FUND
                                          ---------      ----------     -----------    -----------     -----------
INVESTMENT INCOME:
    Interest                              $ 350,750      $1,479,260     $     1,873     $    1,070     $       502
    Dividends (net of foreign taxes
      withheld of $0 for the
      International Fund)                        --              --         767,211        133,146         133,074
    Other income                              2,982           9,673             593          3,458             465
                                          ---------      ----------     -----------     ----------     -----------
          Total Investment Income           353,732       1,488,933         769,677        137,674         134,041
                                          ---------      ----------     -----------     ----------     -----------
EXPENSES:
    Investment advisory fees (Note 4)        21,755          46,837          65,314         22,467          10,825
    Administration fee (Note 4)              10,877          23,419          32,657         11,234           5,413
    Accounting fees                          13,706          29,507          41,147         14,155           6,819
    Custodian fees                            2,902           5,697          19,919         21,677           5,681
    Transfer agency fees                      5,874          12,646          17,635          6,066           2,923
    Distribution fees - Class A
      (Note 5)                                  904          59,961          74,900         26,611          12,538
    Trustee expense                           3,204           7,365           9,600            866           1,843
    Audit fees                                5,138           6,785          12,300            759              --
    Legal fees                                2,565           5,524           7,774          3,218           1,319
    Consulting fees                           3,955           7,852          10,613          2,319           1,225
    Pricing fees                              1,691           5,908           8,771          3,327           4,147
    Registration fees                         9,224          13,167          14,937         11,199           9,938
    Reports to shareholders                   1,646           2,213           3,401            966             758
    Other                                     7,935          16,419          22,201          7,296           2,252
                                          ---------      ----------     -----------     ----------     -----------
          Total expenses                     91,376         243,300         341,169        132,160          65,681
                                          ---------      ----------     -----------     ----------     -----------
    Net investment income                   262,356       1,245,633         428,508          5,514          68,360
                                          ---------      ----------     -----------     ----------     -----------
REALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY:
    Net realized gain (loss) on:
      Investments                           153,557          51,485         114,829      1,457,420         799,800
      Foreign currency
        transactions                             --              --              --             --              (2)
    Net unrealized appreciation
      (depreciation) during the
      period on:
      Investments                          (101,690)        398,824       9,489,422      3,831,791       1,628,429
      Translation of assets and
        liabilities in foreign
        currencies                               --              --              --             --             159
                                          ---------      ----------     -----------     ----------     -----------
    Net gain on investments and
        foreign currency                     51,867         450,309       9,604,251      5,289,211       2,428,386
                                          ---------      ----------     -----------     ----------     -----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                         $ 314,223      $1,695,942     $10,032,759     $5,294,725     $ 2,496,746
                                          =========      ==========     ===========     ==========     ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

FOR THE PERIOD ENDED MARCH 31, 2004               SHORT-TERM           BOND           LARGE CAP        SMALL CAP       INTERNATIONAL
  (UNAUDITED)                                      BOND FUND           FUND          EQUITY FUND       EQUITY FUND         FUND
                                                 ------------     -------------     -------------     ------------     ------------
DECREASE IN NET ASSETS

Operations:
    Net investment income                        $    262,356     $   1,245,633     $     428,508     $      5,514     $     68,360
    Net realized gain (loss) on:
          Investments                                 153,557            51,485           114,829        1,457,420          799,800
          Foreign currency transactions                    --                --                --               --               (2)
    Net unrealized appreciation
      (depreciation) during the period on:
          Investments                                (101,691)          398,824         9,489,422        3,831,791        1,628,429
          Translation of assets and
            liabilities in foreign currencies              --                --                --               --              159
                                                 ------------     -------------     -------------     ------------     ------------
Net increase in net assets resulting
  from operations                                     314,222         1,695,942        10,032,759        5,294,725        2,496,746
                                                 ------------     -------------     -------------     ------------     ------------
Distributions to shareholders from:
    Net investment income
          Class A                                      (8,572)         (918,510)         (273,847)              --          (37,169)
          Class C                                    (227,306)         (290,556)         (154,532)          (4,563)         (16,409)
    Net realized gain
          Class A                                      (2,619)               --                --               --               --
          Class C                                    (137,015)               --                --               --               --
                                                 ------------     -------------     -------------     ------------     ------------
Total Distributions                                  (375,512)       (1,209,066)         (428,379)          (4,563)         (53,578)
                                                 ------------     -------------     -------------     ------------     ------------
Increase (decrease) in net assets
  from Fund share transactions (Note 6)            (2,407,037)        4,718,195         2,235,478        3,390,306         (403,446)
                                                 ------------     -------------     -------------     ------------     ------------
Increase (decrease) in net assets                  (2,468,327)        5,205,071        11,839,858        8,680,468        2,039,722
NET ASSETS:
    Beginning of period                            29,993,837     $  61,266,925     $  80,934,056     $ 25,443,518     $ 12,560,715
                                                 ------------     -------------     -------------     ------------     ------------
    End of period                                $ 27,525,510     $  66,471,996     $  92,773,914     $ 34,123,986     $ 14,600,437
                                                 ============     =============     =============     ============     ============
FOR THE YEAR ENDED SEPTEMBER 30, 2003
DECREASE IN NET ASSETS
Operations:
    Net investment income                        $    816,752     $   2,666,432     $     834,336     $     64,271     $    228,561
    Net realized gain (loss) on:
          Investments                                 100,237          (166,756)         (607,203)        (263,926)      (4,238,453)
          Redemption in kind                               --         2,422,668       (43,646,584)      (6,889,572)     (19,731,356)
          Foreign currency transactions                    --                --                --               --          (17,216)
    Net unrealized appreciation
      (depreciation) during the period on:
          Investments                                (360,874)       (3,285,505)       68,660,427       14,852,488       29,342,597
          Translation of assets and
            liabilities in foreign
            currencies                                     --                --                --               --           (2,809)
                                                 ------------     -------------     -------------     ------------     ------------
Net increase in net assets resulting
  from operations                                     556,115         1,636,839        25,240,976        7,763,261        5,581,324
                                                 ------------     -------------     -------------     ------------     ------------
Distributions to shareholders from:
    Net investment income
          Class A                                     (11,188)       (1,903,612)         (472,401)         (30,686)        (113,932)
          Class C                                    (839,850)         (777,583)         (409,509)         (29,022)        (108,310)
    Net realized gain
          Class A                                      (2,513)               --                --         (395,330)              --
          Class C                                    (259,990)               --                --       (2,809,844)              --
                                                 ------------     -------------     -------------     ------------     ------------
Total Distributions                                (1,113,541)       (2,681,195)         (881,910)      (3,264,882)        (222,242)
                                                 ------------     -------------     -------------     ------------     ------------
Decrease in net assets from Fund
  share transactions (Note 6)                        (692,846)      (41,307,173)      (91,027,008)     (53,895,508)     (45,290,561)
                                                 ------------     -------------     -------------     ------------     ------------
Decrease in net assets                             (1,250,272)      (42,351,529)      (66,667,942)     (49,397,129)     (39,931,479)
NET ASSETS:
    Beginning of period                            31,244,109       103,618,454       147,601,998       74,840,647       52,492,194
                                                 ------------     -------------     -------------     ------------     ------------
    End of period                                $ 29,993,837     $  61,266,925     $  80,934,056     $ 25,443,518     $ 12,560,715
                                                 ============     =============     =============     ============     ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                            SHORT-TERM BOND FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                      CLASS A
                                                                                      -------

                                                     For the         For the          For the           For the         For the
                                                  Period Ended      Year Ended       Year Ended        Year Ended      Year Ended
                                                    March 31,      September 30,    September 30,     September 30,    September 30,
                                                      2004             2003             2002              2001            2000
                                                  ------------     -------------    -------------     -------------    -------------
                                                  (Unaudited)
NET ASSET VALUE - BEGINNING OF PERIOD                  $25.48           $25.87             $25.66            $24.70         $24.68
                                                  -----------      -------------    -------------     -------------    -------------
INVESTMENT OPERATIONS:
   Net investment income                                 0.18 *           0.52 *             1.04 *            1.14           1.35
   Net realized and unrealized gain (loss)
     on investments and foreign currency
     transactions                                        0.08 *          (0.11)*             0.13 *            1.21          (0.05)
                                                  -----------      -------------    -------------     -------------    -------------
               Total from investment operations          0.26             0.41               1.17              2.35           1.30
                                                  -----------      -------------    -------------     -------------    -------------

Distributions:
     From net investment income                         (0.19)           (0.57)             (0.96)            (1.39)         (1.28)
     From net realized capital gain                     (0.12)           (0.22)                --                --             --
     From return of capital                                --            (0.01)                --                --             --
                                                  -----------      -------------    -------------    --------------    -------------
               Total distributions                      (0.31)           (0.80)             (0.96)            (1.39)         (1.28)
                                                  -----------      -------------    -------------    --------------    -------------

NET ASSET VALUE - END OF PERIOD                        $25.43           $25.48             $25.87            $25.66         $24.70
                                                  ===========      =============    =============    ==============    =============

TOTAL RETURN                                            1.01%             1.61%              4.68%             9.74%          5.42%

Ratios of expenses to average net assets:
     before fee waivers                                 0.87% (1)         0.88%              0.81%             0.74%          0.72%
     after fee waivers                                  0.87% (1)         0.88%              0.81%             0.74%          0.72%
Ratios of net investment income to average
  net assets:
     before fee waivers                                 1.57% (1)         2.00%              4.04%             5.32%          5.25%
     after fee waivers                                  1.57% (1)         2.00%              4.04%             5.32%          5.25%

Portfolio turnover rate                                61.76%           776.35%             27.77%            36.76%         55.28%
Net assets, end of period                         $1,816,293          $636,227           $292,996          $497,078        $26,583

(1) Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                            SHORT-TERM BOND FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                      CLASS C
                                                                                      -------

                                                     For the         For the          For the           For the         For the
                                                  Period Ended      Year Ended       Year Ended        Year Ended      Year Ended
                                                    March 31,      September 30,    September 30,     September 30,    September 30,
                                                      2004             2003             2002              2001            2000
                                                  ------------     -------------    -------------     -------------    -------------
                                                  (Unaudited)
NET ASSET VALUE - BEGINNING OF PERIOD                  $25.46           $25.85             $25.70            $24.74         $24.72
                                                --------------     -------------    -------------     -------------    -------------
INVESTMENT OPERATIONS:
     Net investment income                               0.23 *           0.58 *             1.09              1.44           1.35
     Net realized and unrealized gain (loss)
        on investments and foreign currency
        transactions                                     0.05 *          (0.11)*             0.15              0.97             --
                                                --------------     -------------    -------------     -------------    -------------
             Total from investment operations            0.28             0.47               1.24              2.41           1.35
                                                --------------     -------------    -------------     -------------    -------------

Distributions:
     From net investment income                         (0.21)           (0.63)             (1.09)            (1.45)         (1.33)
     From net realized capital gain                     (0.12)           (0.22)                --                --             --
     From return of capital                                --            (0.01)                --                --             --
                                                --------------     -------------    -------------     -------------    -------------
             Total distributions                        (0.33)           (0.86)             (1.09)            (1.45)         (1.33)
                                                --------------     -------------    -------------     -------------    -------------

NET ASSET VALUE - END OF PERIOD                        $25.41           $25.46             $25.85            $25.70         $24.74
                                                ==============     =============    =============     =============    =============

TOTAL RETURN                                             1.11%            1.86%              4.97%             9.98%          5.63%

Ratios of expenses to average net assets:
     before fee waivers                                  0.62% (1)        0.63%              0.56%             0.49%          0.47%
     after fee waivers                                   0.62% (1)        0.63%              0.56%             0.49%          0.47%
Ratios of net investment income to average
  net assets:
     before fee waivers                                  1.82% (1)        2.25%              4.29%             5.57%          5.50%
     after fee waivers                                   1.82% (1)        2.25%              4.29%             5.57%          5.50%

Portfolio turnover rate                                 61.76%          776.35%             27.77%            36.76%         55.28%
Net assets, end of period                         $25,709,217      $29,357,610        $30,951,113       $27,759,257    $28,913,208

(1)  Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                                       BOND FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                      CLASS A
                                                                                      -------

                                                     For the         For the          For the           For the         For the
                                                  Period Ended      Year Ended       Year Ended        Year Ended      Year Ended
                                                    March 31,      September 30,    September 30,     September 30,    September 30,
                                                      2004             2003             2002              2001            2000
                                                  ------------     -------------    -------------     -------------    -------------
                                                  (Unaudited)
NET ASSET VALUE - BEGINNING OF PERIOD                  $25.84            $25.91           $25.08            $23.51         $23.36
                                                  ------------     -------------    -------------      ------------    -------------

INVESTMENT OPERATIONS:
     Net investment income                               0.52              1.05 *           1.31              1.33           1.27
     Net realized and unrealized gain
       on investments and foreign currency
       transactions                                      0.17              0.05 *           0.81              1.57           0.11
                                                  ------------     -------------    -------------      ------------    -------------
             Total from investment operations            0.69              1.10             2.12              2.90           1.38
                                                  ------------     -------------    -------------      ------------    -------------

Distributions:
     From net investment income                         (0.49)            (1.17)           (1.29)            (1.33)         (1.23)
                                                  ------------     -------------    -------------      ------------    -------------
             Total distributions                        (0.49)            (1.17)           (1.29)            (1.33)         (1.23)
                                                  ------------     -------------    -------------      ------------    -------------

NET ASSET VALUE - END OF PERIOD                        $26.04            $25.84           $25.91            $25.08         $23.51
                                                  ============     =============    =============      ============    =============

TOTAL RETURN                                             2.68%             4.33%            8.76%            12.56%          6.08%

Ratios of expenses to average net assets:
     before fee waivers                                  0.84% (1)         0.86%            0.67%             0.64%          0.66%
     after fee waivers                                   0.84% (1)         0.86%            0.67%             0.64%          0.66%
Ratios of net investment income to average
  net assets:
     before fee waivers                                  3.93% (1)         4.10%            5.10%             5.39%          5.31%
     after fee waivers                                   3.93% (1)         4.10%            5.10%             5.39%          5.31%

Portfolio turnover rate                                  5.83%            94.61%            5.09%             8.94%         25.64%
Net assets, end of period                         $51,694,754       $46,473,576      $33,961,123       $17,461,376     $6,521,024

(1) Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                                       BOND FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                      CLASS C
                                                                                      -------

                                                     For the         For the          For the           For the          For the
                                                  Period Ended      Year Ended       Year Ended        Year Ended       Year Ended
                                                    March 31,      September 30,    September 30,     September 30,    September 30,
                                                      2004             2003             2002              2001             2000
                                                  ------------     -------------    -------------     -------------    -------------
                                                  (Unaudited)
NET ASSET VALUE - BEGINNING OF PERIOD                  $25.94            $25.99           $25.16            $23.57          $23.40
                                                  ------------     -------------    -------------      ------------    -------------
INVESTMENT OPERATIONS:
     Net investment income                               0.55              1.14 *           1.38              1.38 *          1.30
     Net realized and unrealized gain
       on investments and foreign currency
       transactions                                      0.17              0.04 *           0.80              1.59 *          0.14
                                                  ------------     -------------    -------------      ------------    -------------
             Total from investment operations            0.72              1.18             2.18              2.97            1.44
                                                  ------------     -------------    -------------      ------------    -------------

Distributions:
     From net investment income                         (0.52)            (1.23)           (1.35)            (1.38)          (1.27)
                                                  ------------     -------------    -------------      ------------    -------------
             Total distributions                        (0.52)            (1.23)           (1.35)            (1.38)          (1.27)
                                                  ------------     -------------    -------------      ------------    -------------

NET ASSET VALUE - END OF PERIOD                        $26.14            $25.94           $25.99            $25.16          $23.57
                                                  ============     =============    =============      ============    =============

TOTAL RETURN                                             2.80%             4.64%            8.98%            12.86%           6.34%

Ratios of expenses to average net assets:
     before fee waivers                                  0.59% (1)         0.61%            0.42%             0.39%           0.41%
     after fee waivers                                   0.59% (1)         0.61%            0.42%             0.39%           0.41%
Ratios of net investment income to average
  net assets:
     before fee waivers                                  4.18% (1)         4.35%            5.35%             5.64%           5.56%
     after fee waivers                                   4.18% (1)         4.35%            5.35%             5.64%           5.56%

Portfolio turnover rate                                  5.83%            94.61%            5.09%             8.94%          25.64%
Net assets, end of period                         $14,777,242       $14,793,349      $69,657,331       $74,356,919     $72,055,471

(1)  Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                      CLASS A
                                                                                      -------

                                                     For the         For the          For the           For the          For the
                                                  Period Ended      Year Ended       Year Ended        Year Ended       Year Ended
                                                    March 31,      September 30,    September 30,     September 30,    September 30,
                                                      2004             2003             2002              2001             2000
                                                  ------------     -------------    -------------     -------------    -------------
                                                  (Unaudited)
NET ASSET VALUE - BEGINNING OF PERIOD                  $22.91            $18.76           $24.08            $34.49          $31.75
                                                  ------------     -------------    -------------      ------------    -------------
INVESTMENT OPERATIONS:
     Net investment income                               0.11 *            0.22             0.23 *            0.19 *          0.16
     Net realized and unrealized gain (loss)
        on investments and foreign currency
        transactions                                     2.79 *            4.18            (5.20)*           (9.10)*          3.68
                                                  ------------     -------------    -------------      ------------    -------------
             Total from investment operations            2.90              4.40            (4.97)            (8.91)           3.84
                                                  ------------     -------------    -------------      ------------    -------------

Distributions:
     From net investment income                         (0.11)            (0.25)           (0.23)            (0.20)           (0.22)
     From net realized capital gain                        --                --            (0.12)            (1.30)           (0.88)
                                                  ------------     -------------    -------------      ------------    -------------
             Total distributions                        (0.11)            (0.25)           (0.35)            (1.50)           (1.10)
                                                  ------------     -------------    -------------      ------------    -------------

NET ASSET VALUE - END OF PERIOD                        $25.70            $22.91           $18.76            $24.08           $34.49
                                                  ============     =============    =============      ============    =============

TOTAL RETURN                                            12.68%            23.57%          (20.97)%          (26.64)%          12.07%

Ratios of expenses to average net assets:
     before fee waivers                                  0.86% (1)         0.79%            0.64%             0.62%            0.63%
     after fee waivers                                   0.86% (1)         0.79%            0.64%             0.62%            0.63%
Ratios of net investment income to average
  net assets:
     before fee waivers                                  0.91% (1)         0.99%            0.89%             0.66%            0.54%
     after fee waivers                                   0.91% (1)         0.99%            0.89%             0.66%            0.54%

Portfolio turnover rate                                 19.42%            43.12%            9.76%            12.70%           36.64%
Net assets, end of period                         $65,074,771       $50,585,169      $26,477,099       $19,301,451      $10,619,367

(1) Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                           LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                      CLASS C
                                                                                      -------

                                                     For the         For the          For the           For the          For the
                                                  Period Ended      Year Ended       Year Ended        Year Ended       Year Ended
                                                    March 31,      September 30,    September 30,     September 30,    September 30,
                                                      2004             2003             2002              2001             2000
                                                  ------------     -------------    -------------     -------------    -------------
                                                  (Unaudited)
NET ASSET VALUE - BEGINNING OF PERIOD                  $23.01           $18.82            $24.15            $34.57           $31.79
                                                  ------------     ------------     -------------      ------------    -------------
INVESTMENT OPERATIONS:
     Net investment income                               0.15 *           0.26 *            0.28 *            0.27 *           0.26
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                      2.80 *           4.22 *           (5.22)*           (9.13)*           3.67
                                                  ------------     ------------     -------------      ------------    -------------
               Total from investment operations          2.95             4.48             (4.94)            (8.86)            3.93
                                                  ------------     ------------     -------------      ------------    -------------

Distributions:
     From net investment income                         (0.14)           (0.29)            (0.27)            (0.26)           (0.27)
     From net realized capital gain                        --               --             (0.12)            (1.30)           (0.88)
                                                   -----------     ------------     -------------      ------------    -------------
               Total distributions                      (0.14)           (0.29)            (0.39)            (1.56)           (1.15)
                                                   -----------     ------------     -------------      ------------    -------------

NET ASSET VALUE - END OF PERIOD                        $25.82           $23.01            $18.82            $24.15           $34.57
                                                   ===========     ============     =============      ============    =============

TOTAL RETURN                                            12.86%           23.92%            (20.80)%         (26.42)%         12.34%

Ratios of expenses to average net assets:
     before fee waivers                                  0.61% (1)        0.54%             0.39%             0.37%            0.38%
     after fee waivers                                   0.61% (1)        0.54%             0.39%             0.37%            0.38%
Ratios of net investment income to average
  net assets:
     before fee waivers                                  1.16% (1)        1.24%             1.14%             0.91%            0.79%
     after fee waivers                                   1.16% (1)        1.24%             1.14%             0.91%            0.79%

Portfolio turnover rate                                 19.42%           43.12%             9.76%            12.70%           36.64%
Net assets, end of period                         $27,699,143      $30,348,887      $121,124,899      $153,664,795     $187,806,297

(1) Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                      CLASS A
                                                                                      -------

                                                     For the         For the          For the           For the         For the
                                                  Period Ended      Year Ended       Year Ended        Year Ended      Year Ended
                                                    March 31,      September 30,    September 30,     September 30,    September 30,
                                                      2004             2003             2002              2001            2000
                                                  ------------     -------------    -------------     -------------    -------------
                                                  (Unaudited)
NET ASSET VALUE - BEGINNING OF PERIOD                  $28.06            $23.40         $26.51             $34.52           $29.17
                                                  ------------     -------------    -----------       ------------      -----------
INVESTMENT OPERATIONS:
     Net investment income (loss)                       (0.01)             0.04 *         0.05               0.05 *           0.01
     Net realized and unrealized gain (loss)
        on investments and foreign currency
        transactions                                     5.74              5.68 *         0.09              (3.82)*           6.94
                                                  ------------     -------------    -----------       ------------      -----------
             Total from investment operations            5.73              5.72           0.14              (3.77)            6.95
                                                  ------------     -------------    -----------       ------------      -----------

Distributions:
     From net investment income                            --             (0.06)         (0.07)             (0.05)           (0.05)
     From net realized capital gain                        --             (1.00)         (3.18)             (4.19)           (1.55)
                                                  ------------     -------------    -----------       ------------      -----------
             Total distributions                           --             (1.06)         (3.25)             (4.24)           (1.60)
                                                  ------------     -------------    -----------       ------------      -----------

NET ASSET VALUE - END OF PERIOD                        $33.79            $28.06         $23.40             $26.51           $34.52
                                                  ============     =============    ===========       ============      ===========

TOTAL RETURN                                            20.42%            25.31%          (1.66)%          (12.00)%          24.68%

Ratios of expenses to average net assets:
     before fee waivers                                  0.95% (1)         0.85%          0.70%              0.69%            0.66%
     after fee waivers                                   0.95% (1)         0.85%          0.70%              0.69%            0.66%
Ratios of net investment income to average
  net assets:
     before fee waivers                                 (0.03) (1)         0.12%          0.15%              0.14%            0.09%
     after fee waivers                                  (0.03) (1)         0.12%          0.15%              0.14%            0.09%

Portfolio turnover rate                                 30.69%            42.18%         35.33%             49.43%           53.16%
Net assets, end of period                         $24,729,042       $16,688,658     $8,989,110         $5,216,136       $2,428,801

(1) Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                           SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                      CLASS C
                                                                                      -------

                                                     For the         For the          For the           For the         For the
                                                  Period Ended      Year Ended       Year Ended        Year Ended      Year Ended
                                                    March 31,      September 30,    September 30,     September 30,    September 30,
                                                      2004             2003             2002              2001            2000
                                                  ------------     -------------    -------------     -------------    -------------
                                                  (Unaudited)
NET ASSET VALUE - BEGINNING OF PERIOD                  $28.23           $23.47            $26.59            $34.59           $29.21
                                                  ------------     ------------      ------------      ------------    ------------
INVESTMENT OPERATIONS:
     Net investment income                               0.03 *           0.08 *            0.13              0.12             0.11
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions                                      5.79 *           5.78 *            0.07             (3.81)            6.93
                                                  ------------     ------------      ------------      ------------    ------------
             Total from investment operations            5.82             5.86              0.20             (3.69)            7.04
                                                  ------------     ------------      ------------      ------------    ------------

Distributions:
     From net investment income                         (0.02)           (0.10)            (0.14)            (0.12)           (0.11)
     From net realized capital gain                        --            (1.00)            (3.18)            (4.19)           (1.55)
                                                  ------------     ------------      ------------      ------------    ------------
             Total distributions                        (0.02)           (1.10)            (3.32)            (4.31)           (1.66)
                                                  ------------     ------------      ------------      ------------    ------------

NET ASSET VALUE - END OF PERIOD                        $34.03           $28.23            $23.47            $26.59           $34.59
                                                  ============     ============      ============      ============    ============

TOTAL RETURN                                            20.61%           25.85%            (1.46)%          (11.75)%          24.98%

Ratios of expenses to average net assets:
     before fee waivers                                  0.70% (1)        0.60%             0.45%             0.44%            0.41%
     after fee waivers                                   0.70% (1)        0.60%             0.45%             0.44%            0.41%
Ratios of net investment income to average
  net assets:
     before fee waivers                                  0.22% (1)        0.37%             0.40%             0.39%            0.34%
     after fee waivers                                   0.22% (1)        0.37%             0.40%             0.39%            0.34%

Portfolio turnover rate                                 30.69%           42.18%            35.33%            49.43%           53.16%
Net assets, end of period                          $9,394,944       $8,754,860       $65,851,537       $70,580,689      $88,360,329

(1)  Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS

                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                CLASS A
                                                                                -------

                                           For the Period    For the Year     For the Year     For the Year     For the Year
                                               Ended            Ended             Ended            Ended            Ended
                                              March 31,      September 30,    September 30,    September 30,    September 30,
                                                2004             2003             2002             2001             2000
                                         -----------------  ---------------  ---------------  --------------- ----------------
                                            (Unaudited)
NET ASSET VALUE - BEGINNING OF PERIOD            $16.29            $14.55           $17.62           $26.03           $30.54
                                           -------------     -------------    -------------     ------------     ------------
INVESTMENT OPERATIONS:
     Net investment income                         0.08              0.20             0.21             0.33 *           1.70
     Net realized and unrealized
        gain (loss) on investments
        and foreign currency
        transactions                               3.08              1.78            (3.06)           (8.14)*          (1.64)
                                           -------------     -------------    -------------     ------------     ------------
               Total from investment
                  operations                       3.16              1.98            (2.85)           (7.81)            0.06
                                           -------------     -------------    -------------     ------------     ------------

Distributions:
     From net investment income                   (0.07)            (0.22)           (0.22)           (0.37)           (1.14)
     From net realized capital gain                  --                --               --            (0.23)           (3.43)
     From return of capital                          --             (0.02)              --               --               --
                                           -------------     -------------    -------------     ------------     ------------
               Total distributions                (0.07)            (0.24)           (0.22)           (0.60)           (4.57)
                                           -------------     -------------    -------------     ------------     ------------

NET ASSET VALUE - END OF PERIOD                  $19.38            $16.29           $14.55           $17.62           $26.03
                                           =============     =============    =============     ============     ============

TOTAL RETURN                                      19.38%            13.68%          (16.36)%         (30.39)           (1.22)%

Ratios of expenses to average net assets:
     before fee waivers                            0.99% (1)         1.10%            0.77%            0.71%            0.71%
     after fee waivers                             0.99% (1)         1.10%            0.77%            0.71%            0.71%
Ratios of net investment income to
     average net assets:
     before fee waivers                            0.87% (1)         0.95%            1.12%            1.62%            4.44%
     after fee waivers                             0.87% (1)         0.95%            1.12%            1.62%            4.44%

Portfolio turnover rate                           20.11%           414.62%           29.48%           68.11%           48.13%
Net assets, end of period                   $11,358,918        $8,101,972       $4,616,210       $3,331,656       $1,748,773

(1)  Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
                                                              INTERNATIONAL FUND
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                                CLASS C
                                                                                -------

                                           For the Period    For the Year     For the Year     For the Year     For the Year
                                               Ended            Ended             Ended            Ended            Ended
                                              March 31,      September 30,    September 30,    September 30,    September 30,
                                                2004             2003             2002             2001             2000
                                         -----------------  ---------------  ---------------  --------------- ----------------
                                            (Unaudited)
NET ASSET VALUE - BEGINNING OF PERIOD             $16.38           $14.58           $17.65           $26.06           $30.55
                                            -------------    -------------    -------------    -------------    -------------
INVESTMENT OPERATIONS:
     Net investment income                          0.10 *           0.37             0.25             0.41             1.37
     Net realized and unrealized
        gain (loss) on investments
        and foreign currency
        transactions                                3.11 *           1.70            (3.07)           (8.17)           (1.24)
                                            -------------    -------------    -------------    -------------    -------------
               Total from investment
                  operations                        3.21             2.07            (2.82)           (7.76)            0.13
                                            -------------    -------------    -------------    -------------    -------------

Distributions:
     From net investment income                    (0.09)           (0.25)           (0.25)           (0.42)           (1.19)
     From net realized capital gain                   --               --               --            (0.23)           (3.43)
     From return of capital                           --            (0.02)              --               --               --
                                            -------------    -------------    -------------    -------------    -------------
               Total distributions                 (0.09)           (0.27)           (0.25)           (0.65)           (4.62)
                                            -------------    -------------    -------------    -------------    -------------

NET ASSET VALUE - END OF PERIOD                   $19.50           $16.38           $14.58           $17.65           $26.06
                                            =============    =============    =============    =============    =============

TOTAL RETURN                                      19.61%           14.26%           (16.18)%         (30.19)%          (0.98)%

Ratios of expenses to average net assets:
     before fee waivers                            0.74% (1)        0.85%            0.52%            0.46%            0.46%
     after fee waivers                             0.74% (1)        0.85%            0.52%            0.46%            0.46%
Ratios of net investment income to
     average net assets:
     before fee waivers                            1.12% (1)        1.20%            1.37%            1.87%            4.69%
     after fee waivers                             1.12% (1)        1.20%            1.37%            1.87%            4.69%

Portfolio turnover rate                           20.11%          414.62%           29.48%           68.11%           48.13%
Net assets, end of period                     $3,241,519       $4,458,743      $47,875,984      $58,468,898      $72,121,697

(1)  Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2004 (UNAUDITED)
================================================================================

(1)   ORGANIZATION

      The Capstone Social Ethics and Religious Values Fund (the "Trust") was organized as a Massachusetts business trust on April 13, 1998 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Trust currently consists of five diversified series: the Short-Term Bond Fund, the Bond Fund, the Large Cap Equity Fund, the Small Cap Equity Fund, and the International Fund (each a "Fund" and collectively the "Funds"). Between the date of organization and October 1, 1998, the Funds had no operations other than those relating to organizational matters and the sale of 1 Class A share and 1 Class C share of the Large Cap Equity Fund to Capstone Asset Management Company ("Capstone"), the Trust's adviser and administrator for $50, and the sale of 4,000 Class C shares of the Large Cap Equity Portfolio to another shareholder for $100,000.

      On October 1, 1998 each of the Funds acquired the net assets of separate Portfolios of a tax-exempt business trust which had been managed by Capstone. Each of these Portfolios had been managed following investment objectives similar to those of the Funds and their net assets consisted principally of investment securities. Class C shares of each Fund issued to affect these acquisitions were distributed to each of the Portfolios' beneficiaries in complete liquidation of the business trust.

      The Trust is authorized to issue an unlimited number of shares of beneficial interest of $1.00 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.


(2)   INVESTMENT OBJECTIVES

      As a matter of fundamental investment policy, each of the Funds will invest in companies that are managed in a socially responsible manner, reflecting certain ethical and religious values. Accordingly, the Funds will not invest in companies whose primary business is the manufacturing, operation or distribution of alcohol, caffeinated beverages or tobacco products, meat packing, pornography, or casinos and other gambling concerns.

      The Short-Term Bond Fund's objective is to provide current income and relative capital stability by attempting to match the price and yield performance (before expenses) of a blended short-term index consisting of one-third U.S. Treasury securities, one-third U.S. government securities and one-third investment grade corporate obligations with maximum maturities of three years.

      The Bond Fund's objective is to provide current income by attempting to match the price and yield performance (before expenses) of the Lehman Brothers Government/Credit Bond Index. The Bond Fund will invest primarily in obligations of the U.S. Government, its agencies and instrumentalities and investment grade corporate obligations having a broad range of maturities.

================================================================================

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

MARCH 31, 2004 (UNAUDITED)
================================================================================

(2)   INVESTMENT OBJECTIVES - (CONTINUED)

      The Large Cap Equity Fund's objective is to provide capital growth and income by attempting to match the performance, before expenses, of a widely recognized index of large cap equities, which will be specified by the Advisory Committee from time to time. The Large Cap Equity Fund will invest primarily in the common stocks of large companies whose securities are widely held and have an active trading market.

      The Small Cap Equity Fund's objective is to provide capital appreciation by attempting to match the performance, before expenses, of a widely recognized index of small cap equities, which will be specified by the Advisory Committee from time to time. The Small Cap Equity Fund will invest primarily in equity securities of the type that are included in the index.

      The International Fund's objective is to provide capital appreciation by attempting to match the performance and yield characteristics of the Morgan Stanley Capital International Europe, Australia, Far East Index, net of withholding taxes. The International Fund will invest primarily in securities with characteristics generally comparable to those included in this index or whose performance is expected to be comparable.

(3)   SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These accounting policies are in accordance with accounting principles generally accepted in the United States of America.

         A.  SECURITY VALUATION

             Portfolio equity securities which are primarily traded on security exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All other equity securities not so traded are valued at the last current bid quotation prior to the time of valuation.

             Money market securities held by the Funds are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value.

             Other debt securities are valued by using market quotations or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Trustees.

         B.  FOREIGN CURRENCY TRANSLATION

             Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

================================================================================

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

MARCH 31, 2004 (UNAUDITED)
================================================================================

(3)   SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

             The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

             Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

         C.  FEDERAL INCOME TAXES

             It is the policy of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provisions are required.

             Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as return of capital.

         D.  SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS

             Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the specific identification basis. Interest income on debt securities is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

         E.  FORWARD EXCHANGE CONTRACTS

             The Funds may enter into forward exchange contracts to hedge against foreign currency exchange risks. These contracts are valued daily and any appreciation or depreciation therein is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. As of March 31, 2004, there were no forward exchange contracts outstanding.

================================================================================

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

MARCH 31, 2004 (UNAUDITED)
================================================================================

(3) SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

         F.  FUTURES CONTRACTS

             The Funds may invest in financial futures contracts. Upon entering into a futures contract, the Fund is required to deposit, with its futures broker, cash or other securities equal to a certain percentage of the futures contract amount ("initial margin"). During the term of the futures contract, payments are exchanged daily between the Fund and the futures broker in amounts equal to the appreciation or depreciation in the value of the futures contract ("variation margin"). The Funds recognize gains or losses equal to the variation margin payments paid or received. Futures contracts involve market risks in excess of the amounts recognized in the statement of assets and liabilities. Additionally, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. As of March 31, 2004, there were no future contracts outstanding.

         G.  REPURCHASE AGREEMENTS

             In connection with transactions in repurchase agreements, it is the Funds' policy that their custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

         H.  ORGANIZATION EXPENSES

             Capstone has agreed to bear all of the costs incurred in connection with the organization and registration of the Trust's shares. All ongoing registration expenses will be paid by the Funds.

         I.  SECURITY LOANS

             The Funds may receive fees or retain a portion of interest on the cash received as collateral for lending securities. A Fund also continues to receive interest or dividends on the securities loaned. Securities loaned are secured by collateral whose market value must always exceed the market value of the securities loaned plus accrued interest. Gains or losses in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund.

         J.  USE OF ESTIMATES

             In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

================================================================================

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

MARCH 31, 2004 (UNAUDITED)
================================================================================

(4)   INVESTMENT ADVISER AND ADMINISTRATOR

      Capstone serves as each Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, Capstone shall have full discretion to manage the assets of the Funds in accordance with their investment objectives. As compensation for its services each Fund pays Capstone, on a monthly basis, an investment advisory fee.

      The advisory fees for the Funds are calculated at the annual rate of 0.15% on the first $500 million of the Funds' collective average daily net assets and then allocated to each Fund based upon relative net assets. The rate declines to 0.10% on the next $250 million of average daily net assets, 0.075% on the next $250 million of average daily net assets, and to 0.05% on collective average daily net assets in excess of $1 billion.

      Pursuant to the terms of the Administration Agreement, Capstone will supervise the Funds' daily business affairs, coordinate the activities of persons providing services to the Funds, and furnish office space and equipment to the Funds. As compensation for its services Capstone receives a monthly fee from each Fund calculated at the annual rate of 0.075% of each Fund's average daily net assets.


(5)   DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

      Capstone Asset Planning Company (the "Distributor")  serves as the Trust's
      principal   underwriter   pursuant  to  a  Distribution   Agreement.   The
      Distributor is an affiliate of Capstone.

      The Class A shares of each Fund have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12(b)-1 under the 1940 Act. The Plan provides that the Class A shares will make payments to the Distributor to compensate the Distributor for expenditures incurred by it in connection with the distribution of Class A shares and for the provision of certain stockholder services including but not limited to the payment of compensation to security dealers and other financial organizations to obtain various distribution related and/or administrative services for the Fund. As compensation for its services the Distributor receives a monthly fee calculated at the annual rate of 0.25% of the average daily net assets of the Class A shares of each Fund.

      Certain officers of the Trust are also officers of Capstone and the Distributor.


(6)   SHARES OF CAPITAL STOCK

      All Funds - The authorized capital stock of the funds is unlimited in shares, with a par value of $1.00 per share. Transactions in shares of capital stock, for the six month period from October 1, 2003 to March 31, 2004 were as follows:

================================================================================

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

MARCH 31, 2004 (UNAUDITED)
================================================================================

(6) SHARES OF CAPITAL STOCK - (CONTINUED)

                                                   CLASS A                                  CLASS C
                                           SHARES            DOLLARS               SHARES             DOLLARS
                                           ------            -------               ------             -------
     SHORT-TERM BOND FUND:
         Sold                               54,239        $ 1,388,356                9,214         $    234,513
         Reinvested                            441             11,188               14,392              364,141
         Redeemed                           (8,222)          (213,828)            (165,119)          (4,191,407)
                                         ----------       ------------          -----------        -------------
           Net Increase (decrease)          46,458        $ 1,185,716             (141,513)        $ (3,592,753)
                                         ==========       ============          ===========        =============

     BOND FUND:
         Sold                              276,207        $ 7,116,447               16,777         $    439,232
         Reinvested                         35,522            917,705                                   177,743
                                                                                     6,855
         Redeemed                         (124,688)        (3,193,300)             (28,561)            (739,632)
                                         ----------       ------------          -----------        -------------
            Net Increase (decrease)        187,041        $ 4,840,852               (4,929)        $   (122,657)
                                         ==========       ============          ===========        =============

     LARGE CAP EQUITY FUND:
         Sold                              432,026        $10,836,952               99,293         $  2,414,321
         Reinvested                         10,928            273,310                                   138,523
                                                                                     5,513
         Redeemed                         (119,579)        (3,015,651)            (351,006)          (8,411,977)
                                         ----------       ------------          -----------        -------------
            Net Increase                   323,375        $ 8,094,611             (246,200)        $ (5,859,133)
                                         ==========       ============          ===========        =============

     SMALL CAP EQUITY FUND:
         Sold                              203,007        $ 6,506,087               84,571         $  2,596,573
         Reinvested                             --                 --                  138                4,403
         Redeemed                          (66,055)        (2,127,569)            (118,710)          (3,589,188)
                                         ----------       ------------          -----------        -------------
            Net Increase                   136,952        $ 4,378,518              (34,001)        $   (988,212)
                                         ==========       ============          ===========        =============

     INTERNATIONAL FUND:
         Sold                              104,536        $ 1,936,318              32,702          $    624,199
         Reinvested                          1,984             37,109                 873                16,391
         Redeemed                          (17,719)          (337,432)           (139,541)           (2,680,031)
                                         ----------       ------------          -----------        -------------
            Net Increase (decrease)         88,801        $ 1,635,995             (105,966)        $ (2,039,441)
                                         ==========       ============          ===========        =============


      All Funds - The authorized capital stock of the funds is unlimited in shares, with a par value of $1.00 per share. Transactions in shares of capital stock, for the year from October 1, 2002 to September 30, 2003 were as follows:

                                                   CLASS A                                  CLASS C
                                           SHARES            DOLLARS               SHARES             DOLLARS
                                           ------            -------               ------             -------
     SHORT-TERM BOND FUND:
         Sold                              58,780         $ 1,500,998              18,735,978      $ 480,899,879
         Reinvested                           523              13,394                  38,023            972,070
         Redeemed                         (45,655)         (1,165,507)            (18,817,815)      (482,913,680)
                                          --------        ------------            ------------     --------------
           Net Increase (decrease)         13,649         $   348,885                 (43,814)     $  (1,041,731)
                                          ========        ============            ============     ==============

================================================================================

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

MARCH 31, 2004 (UNAUDITED)
================================================================================

(6)   SHARES OF CAPITAL STOCK - (CONTINUED)

                                                   CLASS A                                  CLASS C
                                           SHARES            DOLLARS               SHARES             DOLLARS
                                           ------            -------               ------             -------
     BOND FUND:
         Sold                               957,471       $ 24,788,162              5,194,084      $ 135,291,364
         Reinvested                          73,366          1,891,367                 16,843            436,435
         Redeemed                          (543,316)       (14,037,125)            (7,320,645)      (189,677,376)
                                          ----------      -------------         --------------     --------------
            Net Increase (decrease)         487,521       $ 12,642,404             (2,109,718)     $ (53,949,577)
                                          ==========      =============         ==============     ==============

     LARGE CAP EQUITY FUND:
         Sold                               919,898       $ 19,652,394                242,399      $   4,927,528
         Reinvested                          22,184            472,363                 15,889            340,029
         Redeemed                          (145,237)        (3,115,635)            (5,375,371)      (113,303,687)
                                          ----------      -------------         --------------     --------------
            Net Increase (decrease)         796,845       $ 17,009,122             (5,117,083)     $(108,036,130)
                                          ==========      =============         =============      ==============

     SMALL CAP EQUITY FUND:
         Sold                               248,655       $  6,173,194                 30,963      $     835,036
         Reinvested                          17,977            425,444                 57,548          1,371,184
         Redeemed                           (56,008)        (1,389,799)            (2,583,735)       (61,310,567)
                                          ----------      -------------         --------------     --------------
            Net Increase (decrease)         210,624       $  5,208,839             (2,495,224)     $ (59,104,347)
                                          ==========      =============         ==============     ==============

     INTERNATIONAL FUND:
         Sold                             1,151,348       $ 17,952,278             39,961,640      $ 626,002,219
         Reinvested                           7,126            113,933                  6,132             95,185
         Redeemed                          (978,346)       (15,293,361)           (42,978,264)      (674,160,815)
                                          ----------      -------------         --------------     --------------
            Net Increase (decrease)         180,128       $  2,772,850             (3,010,492)     $ (48,063,411)
                                          ==========      =============         ==============     ==============

(7)   INVESTMENT TRANSACTIONS

      Purchases  and  sales  of  investment   securities  (excluding  short-term
      securities) by the Funds for the period ended March 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                    PURCHASES                    SALES
--------------------------------------------------------------------------------

Short-Term Bond Fund              $ 16,199,499               $  18,649,053
----------------------------------------------------------------------------
Bond Fund                            6,703,186                   1,840,467
----------------------------------------------------------------------------
Large Cap Equity Fund               19,130,384                  16,855,943
----------------------------------------------------------------------------
Small Cap Equity Fund               12,173,140                   9,146,927
----------------------------------------------------------------------------
International Fund                   2,859,052                   3,441,238
----------------------------------------------------------------------------

================================================================================

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

MARCH 31, 2004 (UNAUDITED)
================================================================================

(8)   SECURITIES LENDING

      As of March 31, 2004, each Fund had loaned securities in return for cash collateral, which was invested in various short-term, fixed income securities such as repurchase agreements. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called by the Fund. The value of the securities on loan and the value of the related collateral were as follows:

--------------------------------------------------------------------------
                                SECURITIES                  COLLATERAL
--------------------------------------------------------------------------
Short-Term Bond Fund            $ 9,777,401                $ 10,049,875
--------------------------------------------------------------------------
Bond Fund                        16,127,075                  16,628,865
--------------------------------------------------------------------------
Large Cap Equity Fund               609,354                     651,202
--------------------------------------------------------------------------
Small Cap Equity Fund             1,769,091                   1,843,847
--------------------------------------------------------------------------
International Fund                  891,399                     904,700
--------------------------------------------------------------------------

(9)   TAX MATTERS

      As of March 31, 2004, the components of distributable earnings on a tax basis for each Fund were as follows:

---------------------------------------------------------------------------------------------------
                              UNDISTRIBUTED              UNDISTRIBUTED               UNREALIZED
                              ORDINARY INCOME            LONG-TERM GAIN             APPRECIATION/
                                                                                   (DEPRECIATION)
---------------------------------------------------------------------------------------------------
Short-Term Bond Fund            $  26,478                 $ 114,161                $   233,720
---------------------------------------------------------------------------------------------------
Bond Fund                          88,196                        --                  4,209,904
---------------------------------------------------------------------------------------------------
Large Cap Equity Fund               8,257                        --                 (4,838,457)
---------------------------------------------------------------------------------------------------
Small Cap Equity Fund               5,514                   574,334                  4,864,996
---------------------------------------------------------------------------------------------------
International Fund                 14,782                        --                  3,224,848
---------------------------------------------------------------------------------------------------

      Net investment income and realized gains and losses for federal income tax purposes differ from that reported in the financial statements because of permanent and temporary book and tax differences. The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

      As of September 30, 2003 the Funds had capital loss carryforwards and deferrals available for federal income tax purposes as follows:

------------------------------------------------------------------------------------------------------------------------
                                    CAPITAL LOSS CARRYFORWARDS EXPIRING                                    DEFERRED FOR
                                              SEPTEMBER 30,                                                TAX PURPOSES
------------------------------------------------------------------------------------------------------------------------
                            2008            2009              2010             2011            TOTAL
------------------------------------------------------------------------------------------------------------------------
Short-Term Bond
Fund                     $      --        $      --          $   --        $      --        $      --       $  (9,444)
------------------------------------------------------------------------------------------------------------------------
Bond Fund                 (127,397)        (448,959)             --         (182,388)        (758,744)       (170,499)
------------------------------------------------------------------------------------------------------------------------

================================================================================

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

MARCH 31, 2004 (UNAUDITED)
================================================================================

(9)   TAX MATTERS - (CONTINUED)

------------------------------------------------------------------------------------------------------------------------
                                    CAPITAL LOSS CARRYFORWARDS EXPIRING                                  DEFERRED FOR
                                              SEPTEMBER 30,                                              TAX PURPOSES
------------------------------------------------------------------------------------------------------------------------
                            2008            2009              2010             2011          Total
------------------------------------------------------------------------------------------------------------------------
Large Cap Equity
Fund                      $  --       $        --        $(1,366,325)      $ (6,803,986)   $ (8,170,311)    $ (151,101)
------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund        --                --                 --           (846,350)       (846,350)       (67,551)
-----------------------------------------------------------------------------------------------------------------------
International Fund           --        (1,659,946)        (4,744,263)        (8,667,933)    (15,072,142)      (378,340)
------------------------------------------------------------------------------------------------------------------------

      The losses deferred for tax purposes consist of losses on wash sales and post-October capital losses.

(10)  DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid for the six month period ended March 31, 2004 and the fiscal year ended September 30, 2003 were as follows:

      Distributions paid during the six month period ended March 31, 2004:

-----------------------------------------------------------------------------
                                                            Long Term Capital
                                      Ordinary Income              Gain
-----------------------------------------------------------------------------
Short-Term Bond Fund                       $  235,878              $ 139,634
-----------------------------------------------------------------------------
Bond Fund                                   1,209,066                     --
-----------------------------------------------------------------------------
Large Cap Equity Fund                         428,379                     --
-----------------------------------------------------------------------------
Small Cap Equity Fund                           4,563                     --
-----------------------------------------------------------------------------
International Fund                             53,578                     --
-----------------------------------------------------------------------------

Distributions paid during the year ended September 30, 2003:

-----------------------------------------------------------------------------------------------------
                                                            Long Term Capital             Tax Return
                                      Ordinary Income              Gain                   of Capital
-----------------------------------------------------------------------------------------------------
Short-Term Bond Fund                        $ 834,033               $ 262,503               $ 17,005
-----------------------------------------------------------------------------------------------------
Bond Fund                                   2,681,195                      --                     --
-----------------------------------------------------------------------------------------------------
Large Cap Equity Fund                         881,910                      --                     --
-----------------------------------------------------------------------------------------------------
Small Cap Equity Fund                          59,708               3,205,174                     --
-----------------------------------------------------------------------------------------------------
International Fund                            208,572                      --                 13,670
-----------------------------------------------------------------------------------------------------

================================================================================

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

MARCH 31, 2004 (UNAUDITED)
================================================================================

(11)  MISCELLANEOUS

      On July 31, 2003, at the annual meeting of the shareholders, the Fund considered two proposals. They are as follows:

      1. To elect Trustees for the Funds.

      2. To ratify the selection of Briggs, Bunting & Dougherty, LLP as the Funds' independent auditors.

      The voting requirements for each proposal and the number of shares present in person or by proxy were as follows:

----------------------------------------------------------------------------
                               Shares                          Shares Needed
                             Outstanding     Shares Present      for Quorum
----------------------------------------------------------------------------
Short-Term Bond Fund          1,883,272          591,431            941,636
----------------------------------------------------------------------------
Bond Fund                     2,529,990          498,156          1,264,995
----------------------------------------------------------------------------
Large Cap Equity Fund         3,274,533          771,442          1,637,266
----------------------------------------------------------------------------
Small Cap Equity Fund           839,904          164,651            419,952
----------------------------------------------------------------------------
International Fund            1,079,001          160,125            539,501
----------------------------------------------------------------------------

      No proposals were approved on July 31, 2003 due to an insufficient amount of shareholder votes. The meeting has been adjourned for the interim in order to obtain more shareholder votes.

ITEM 2.   CODE OF ETHICS.
          Not applicable

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.
          Not applicable

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.
          Not applicable

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
          Not applicable

ITEM 6.   SCHEDULE OF INVESTMENT
          none

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not applicable.  Fund is an open-end management investment company.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
          Not applicable

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
          None

ITEM 10.  CONTROLS AND PROCEDURES.


      (a) The registrant's principal executive office and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

      (b) There were so significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS

      (a)Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, Filed herewith.

      (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Capstone Social Ethics & Religious Values Fund

                                   By: /s/ Edward L. Jaroski
                                       -------------------
                                       Edward L. Jaroski
                                       President

Date  May 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                   By: /s/ Edward L. Jaroski
                                       -------------------
                                       Edward L. Jaroski
                                       President

Date  May 21, 2004

                                    By: /s/ Carla Homer
                                        -------------------
                                        Carla Homer
                                        Treasurer


Date May 21, 2004

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